                                                           [LOGO RiverSource(SM)
                                                                      Insurance]


--------------------------------------------------------------------------------

IDS LIFE OF NEW YORK
VARIABLE SECOND-TO-DIE
LIFE INSURANCE



2005 ANNUAL REPORT

--------------------------------------------------------------------------------

S-6185 M (5/06)                Issued by: IDS Life Insurance Company of New York

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance (comprised of 46 subaccounts of IDS Life of New York Account 8, referred to in Note 1) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ERNST & YOUNG LLP

Minneapolis, Minnesota
March 31, 2006


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                        -- 2005 ANNUAL REPORT  1
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                   AIM VI       AIM VI        AIM VI
                                                 CAP APPR,     CAP DEV,      CORE EQ,          AC VP       AC VP
DECEMBER 31, 2005                                  SER I        SER I         SER I        INTL, CL I    VAL, CL I
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                    $   672,256   $   659,244   $19,329,142   $ 1,951,978   $ 6,831,778
Dividends receivable                                     --            --            --            --            --
Accounts receivable from IDS Life of
 New York for contract purchase payments                210           312            --            --         1,153
Receivable for share redemptions                         --            --        24,448           745            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                        672,466       659,556    19,353,590     1,952,723     6,832,931
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                      503           497        14,600         1,455         5,101
    Contract terminations                                --            --        24,448           745            --
Payable for investments purchased                       210           312            --            --         1,153
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                       713           809        39,048         2,200         6,254
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period               $   671,753   $   658,747   $19,314,542   $ 1,950,523   $ 6,826,677
===================================================================================================================
(1) Investment shares                                27,239        40,972       824,270       237,178       833,144
(2) Investments, at cost                        $   583,654   $   511,121   $19,450,935   $ 1,533,423   $ 6,095,635
-------------------------------------------------------------------------------------------------------------------


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                CALVERT VS        CS            CS          FID VIP       FID VIP
                                                  SOCIAL        MID-CAP       SM CAP      GRO & INC,     MID CAP,
DECEMBER 31, 2005 (CONTINUED)                       BAL           GRO           GRO         SERV CL       SERV CL
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                    $   724,652   $   359,754   $   525,169   $ 7,770,220   $11,724,589
Dividends receivable                                     --            --            --            --            --
Accounts receivable from IDS Life of
 New York for contract purchase payments                302            --           637            --         9,711
Receivable for share redemptions                         --           226            --           924            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                        724,954       359,980       525,806     7,771,144    11,734,300
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                      539           272           395         5,791         8,825
    Contract terminations                                --           226            --           924            --
Payable for investments purchased                       302            --           637            --         9,711
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                       841           498         1,032         6,715        18,536
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period               $   724,113   $   359,482   $   524,774   $ 7,764,429   $11,715,764
===================================================================================================================
(1) Investment shares                               372,955        27,275        35,270       530,029       335,467
(2) Investments, at cost                        $   673,265   $   292,513   $   476,347   $ 6,672,571   $ 7,491,213
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                FTVIPT
                                                  FID VIP        FRANK        FTVIPT        FTVIPT        GS VIT
                                                 OVERSEAS,     REAL EST,   FRANK SM CAP    TEMP FOR       STRUCTD
DECEMBER 31, 2005 (CONTINUED)                     SERV CL        CL 2        VAL, CL 2     SEC, CL 2     SM CAP EQ
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                    $ 2,485,951   $ 4,985,869   $ 2,597,808   $ 3,229,790   $   671,547
Dividends receivable                                     --            --            --            --            --
Accounts receivable from IDS Life of
 New York for contract purchase payments             18,567         3,450            --           600         1,701
Receivable for share redemptions                         --            --         1,987            --            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                      2,504,518     4,989,319     2,599,795     3,230,390       673,248
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                    1,831         3,720         1,958         2,383           504
    Contract terminations                                --            --         1,987            --            --
Payable for investments purchased                    18,567         3,450            --           600         1,701
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                    20,398         7,170         3,945         2,983         2,205
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period               $ 2,484,120   $ 4,982,149   $ 2,595,850   $ 3,227,407   $   671,043
===================================================================================================================
(1) Investment shares                               121,148       155,420       154,724       206,773        48,209
(2) Investments, at cost                        $ 1,821,066   $ 3,711,828   $ 2,112,115   $ 2,513,089   $   574,589
-------------------------------------------------------------------------------------------------------------------

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  GS VIT        GS VIT      JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                  STRUCTD       MID CAP     GLOBAL TECH,   INTL GRO,      MID CAP
DECEMBER 31, 2005 (CONTINUED)                     U.S. EQ         VAL          SERV          SERV        GRO, SERV
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                    $ 3,216,883   $ 7,984,311   $   407,899   $ 2,453,868   $   506,501
Dividends receivable                                     --            --            --            --            --
Accounts receivable from IDS Life of
 New York for contract purchase payments                 --        20,043            --         5,894            58
Receivable for share redemptions                      2,604            --         1,261            --            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                      3,219,487     8,004,354       409,160     2,459,762       506,559
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                    2,409         5,940           303         1,870           389
    Contract terminations                             2,604            --         1,261            --            --
Payable for investments purchased                        --        20,043            --         5,894            58
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     5,013        25,983         1,564         7,764           447
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period               $ 3,214,474   $ 7,978,371   $   407,596   $ 2,451,998   $   506,112
===================================================================================================================
(1) Investment shares                               245,002       514,122       103,005        69,772        17,828
(2) Investments, at cost                        $ 2,860,197   $ 7,096,936   $   364,066   $ 1,638,195   $   387,632
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                        -- 2005 ANNUAL REPORT  3
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                  MFS                                     PUT VT
                                                   LAZARD       INV GRO         MFS         PUT VT         INTL
                                                   RETIRE       STOCK,       NEW DIS,      HI YIELD,     NEW OPP,
DECEMBER 31, 2005 (CONTINUED)                      INTL EQ      SERV CL       SERV CL        CL IB         CL IB
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                    $ 2,114,870   $ 1,767,849   $ 1,538,620   $   871,493   $   869,280
Dividends receivable                                     --            --            --            --            --
Accounts receivable from IDS Life of
 New York for contract purchase payments                316            --            --         2,148           185
Receivable for share redemptions                         --            97           360            --            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                      2,115,186     1,767,946     1,538,980       873,641       869,465
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                    1,601         1,326         1,158           652           652
    Contract terminations                                --            97           360            --            --
Payable for investments purchased                       316            --            --         2,148           185
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,917         1,423         1,518         2,800           837
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period               $ 2,113,269   $ 1,766,523   $ 1,537,462   $   870,841   $   868,628
===================================================================================================================
(1) Investment shares                               164,838       181,877        99,587       114,369        59,296
(2) Investments, at cost                        $ 1,703,700   $ 1,606,901   $ 1,317,239   $   852,152   $   632,223
-------------------------------------------------------------------------------------------------------------------

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  PUT VT        PUT VT
                                                 NEW OPP,       VISTA,        RVS VP        RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                      CL IA         CL IB          BAL        CASH MGMT     DIV BOND
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                    $13,746,939   $   565,097   $27,877,904   $ 4,985,705   $10,508,397
Dividends receivable                                     --            --            --        14,487        34,137
Accounts receivable from IDS Life of
 New York for contract purchase payments              2,258            64            --         6,237            --
Receivable for share redemptions                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                     13,749,197       565,161    27,877,904     5,006,429    10,542,534
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                   10,351           424        20,669         3,671         7,762
    Contract terminations                                --            --        40,524            --           926
Payable for investments purchased                     2,258            64            --            --            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                    12,609           488        61,193         3,671         8,688
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period               $13,736,588   $   564,673   $27,816,711   $ 5,002,758   $10,533,846
===================================================================================================================
(1) Investment shares                               733,561        40,538     1,881,363     4,987,487     1,003,112
(2) Investments, at cost                        $17,439,979   $   439,188   $26,550,505   $ 4,985,700   $10,532,856
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                              RVS VP                      RVS VP
                                                  RVS VP        RVS VP        GLOBAL        RVS VP       HI YIELD
DECEMBER 31, 2005 (CONTINUED)                   DIV EQ INC     EMER MKTS       BOND           GRO          BOND
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                    $12,378,067   $ 1,568,258   $ 1,868,272   $ 1,986,905   $ 3,758,876
Dividends receivable                                     --            --         3,317            --        15,341
Accounts receivable from IDS Life of
 New York for contract purchase payments             22,895         8,741            --         2,545            --
Receivable for share redemptions                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                     12,400,962     1,576,999     1,871,589     1,989,450     3,774,217
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                    9,051         1,119         1,372         1,403         2,768
    Contract terminations                                --            --         2,574            --           935
Payable for investments purchased                        --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     9,051         1,119         3,946         1,403         3,703
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period               $12,391,911   $ 1,575,880   $ 1,867,643   $ 1,988,047   $ 3,770,514
===================================================================================================================
(1) Investment shares                               888,689       106,731       177,010       291,734       564,427
(2) Investments, at cost                        $10,421,204   $ 1,289,035   $ 1,918,111   $ 1,771,068   $ 3,649,303
-------------------------------------------------------------------------------------------------------------------

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                                                          RVS VP
                                                  RVS VP        RVS VP        RVS VP        RVS VP         SHORT
DECEMBER 31, 2005 (CONTINUED)                    INTL OPP      LG CAP EQ      NEW DIM       S&P 500      DURATION
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                    $14,204,687   $37,216,294   $ 5,215,151   $ 6,051,237   $ 3,022,985
Dividends receivable                                     --            --            --            --         8,120
Accounts receivable from IDS Life of
 New York for contract purchase payments              1,236            --         7,278         3,620           943
Receivable for share redemptions                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                     14,205,923    37,216,294     5,222,429     6,054,857     3,032,048
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                   10,515        27,604         3,901         4,462         2,228
    Contract terminations                                --        25,746            --            --            --
Payable for investments purchased                        --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                    10,515        53,350         3,901         4,462         2,228
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period               $14,195,408   $37,162,944   $ 5,218,528   $ 6,050,395   $ 3,029,820
===================================================================================================================
(1) Investment shares                             1,312,334     1,692,910       330,439       713,634       298,301
(2) Investments, at cost                        $11,207,505   $33,497,050   $ 4,874,480   $ 5,367,498   $ 3,084,148
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                        -- 2005 ANNUAL REPORT  5
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  RVS VP        RVS VP                                    WANGER
                                                  SM CAP       STRATEGY        ROYCE       THIRD AVE       INTL
DECEMBER 31, 2005 (CONTINUED)                       ADV          AGGR        MICRO-CAP        VAL         SM CAP
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                    $ 1,365,764   $   224,080   $ 5,897,267   $ 8,302,854   $ 4,379,314
Dividends receivable                                     --            --            --            --            --
Accounts receivable from IDS Life of
 New York for contract purchase payments              1,263           141            --         1,202            --
Receivable for share redemptions                         --            --         1,096            --         2,551
-------------------------------------------------------------------------------------------------------------------
Total assets                                      1,367,027       224,221     5,898,363     8,304,056     4,381,865
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                    1,005           165         4,422         6,249         3,229
    Contract terminations                                --            --         1,096            --         2,551
Payable for investments purchased                        --            --            --         1,202            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,005           165         5,518         7,451         5,780
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period               $ 1,366,022   $   224,056   $ 5,892,845   $ 8,296,605   $ 4,376,085
===================================================================================================================
(1) Investment shares                               102,226        25,673       469,154       302,913       142,975
(2) Investments, at cost                        $ 1,291,477   $   194,377   $ 4,582,555   $ 5,878,083   $ 3,156,534
-------------------------------------------------------------------------------------------------------------------

                                                                     SEGREGATED
                                                                        ASSET
                                                                     SUBACCOUNT
                                                                     ----------
                                                                       WANGER
DECEMBER 31, 2005 (CONTINUED)                                        U.S. SM CO
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investments, at value(1),(2)                                         $7,166,101
Dividends receivable                                                         --
Accounts receivable from IDS Life of
 New York for contract purchase payments                                 10,357
Receivable for share redemptions                                             --
-------------------------------------------------------------------------------
Total assets                                                          7,176,458
===============================================================================
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                        5,342
    Contract terminations                                                    --
Payable for investments purchased                                        10,357
-------------------------------------------------------------------------------
Total liabilities                                                        15,699
-------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period                                    $7,160,759
===============================================================================
(1) Investment shares                                                   205,332
(2) Investments, at cost                                             $5,341,561
-------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  AIM VI        AIM VI        AIM VI
                                                 CAP APPR,     CAP DEV,      CORE EQ,        AC VP         AC VP
YEAR ENDED DECEMBER 31, 2005                       SER I         SER I         SER I      INTL, CL I     VAL, CL I
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividend income                                 $       406   $        --   $   289,444   $    17,523   $    51,123
Variable account expenses                             5,101         5,446       176,986        14,393        55,747
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (4,695)       (5,446)      112,458         3,130        (4,624)
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                              75,508       112,861     3,060,671       151,523       517,144
    Cost of investments sold                         69,657        92,144     3,179,354       130,014       470,159
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                          5,851        20,717      (118,683)       21,509        46,985
Distributions from capital gains                         --            --            --            --       591,503
Net change in unrealized appreciation or
 depreciation of investments                         49,184        39,065       820,459       176,012      (357,660)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       55,035        59,782       701,776       197,521       280,828
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                      $    50,340   $    54,336   $   814,234   $   200,651   $   276,204
===================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                CALVERT VS        CS            CS          FID VIP       FID VIP
                                                  SOCIAL        MID-CAP       SM CAP      GRO & INC,     MID CAP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            BAL           GRO           GRO         SERV CL       SERV CL
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividend income                                 $    12,776   $        --   $        --   $    92,833   $   152,776
Variable account expenses                             6,504         3,176         4,651        62,203        91,349
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       6,272        (3,176)       (4,651)       30,630        61,427
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                             224,603        66,058        71,176       541,898       503,954
    Cost of investments sold                        208,731        56,520        66,278       492,547       343,937
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     15,872         9,538         4,898        49,351       160,017
Distributions from capital gains                         --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                          12,675        13,564       (20,429)      400,838     1,453,305
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       28,547        23,102       (15,531)      450,189     1,613,322
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                 $    34,819   $    19,926   $   (20,182)  $   480,819   $ 1,674,749
===================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                FTVIPT
                                                  FID VIP        FRANK        FTVIPT        FTVIPT        GS VIT
                                                 OVERSEAS,       REAL       FRANK SM CAP   TEMP FOR       STRUCTD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)          SERV CL      EST, CL 2     VAL, CL 2     SEC, CL 2     SM CAP EQ
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividend income                                 $    10,277   $    57,182   $    15,425   $    32,287   $     1,578
Variable account expenses                            17,688        38,019        18,600        25,248         5,790
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (7,411)       19,163        (3,175)        7,039        (4,212)
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                             130,939       236,113       126,813       245,243       136,896
    Cost of investments sold                        109,117       176,326       102,961       198,162       109,996
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     21,822        59,787        23,852        47,081        26,900
Distributions from capital gains                      9,249       245,958        12,477            --        58,429
Net change in unrealized appreciation or
 depreciation of investments                        337,178       193,836       140,734       215,120       (50,396)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      368,249       499,581       177,063       262,201        34,933
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                $   360,838   $   518,744   $   173,888   $   269,240   $    30,721
===================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                        -- 2005 ANNUAL REPORT  7
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  GS VIT        GS VIT      JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                  STRUCTD       MID CAP     GLOBAL TECH,   INTL GRO,      MID CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)          U.S. EQ         VAL          SERV          SERV        GRO, SERV
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividend income                                 $    23,856   $    43,711   $        --   $    20,930   $        --
Variable account expenses                            20,176        59,527         2,980        17,326         4,214
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       3,680       (15,816)       (2,980)        3,604        (4,214)
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                             142,872       185,054        47,195       303,445        93,374
    Cost of investments sold                        129,595       152,867        47,775       229,719        76,426
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     13,277        32,187          (580)       73,726        16,948
Distributions from capital gains                         --       733,177            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                        186,085        (6,702)       43,853       477,647        38,448
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      199,362       758,662        43,273       551,373        55,396
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                $   203,042   $   742,846   $    40,293   $   554,977   $    51,182
===================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  LAZARD          MFS           MFS         PUT VT        PUT VT
                                                  RETIRE     INV GRO STOCK,  NEW DIS,      HI YIELD,   INTL NEW OPP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)          INTL EQ       SERV CL       SERV CL        CL IB        CL IB
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividend income                                 $    19,272   $     2,071   $        --   $    64,783   $     5,024
Variable account expenses                            16,965        13,792        13,818         7,329         7,042
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       2,307       (11,721)      (13,818)       57,454        (2,018)
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                             326,415       162,254       383,137       113,678       185,226
    Cost of investments sold                        274,475       154,832       354,393       113,416       144,501
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     51,940         7,422        28,744           262        40,725
Distributions from capital gains                     29,347            --            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                        114,084        61,443        39,399       (40,425)       88,792
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      195,371        68,865        68,143       (40,163)      129,517
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                $   197,678   $    57,144   $    54,325   $    17,291   $   127,499
===================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  PUT VT        PUT VT
                                                 NEW OPP,       VISTA,        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)           CL IA         CL IB          BAL        CASH MGMT     DIV BOND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividend income                                 $    50,218   $        --   $   738,499   $   124,399   $   367,557
Variable account expenses                           122,316         4,560       256,815        43,385        88,925
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (72,098)       (4,560)      481,684        81,014       278,632
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                           2,358,343        82,265     3,605,321     2,305,026       757,484
    Cost of investments sold                      3,279,671        69,664     3,374,869     2,305,024       751,105
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments   (921,328)       12,601       230,452             2         6,379
Distributions from capital gains                         --            --       838,834            --            --
Net change in unrealized appreciation or
 depreciation of investments                      2,167,795        48,080      (726,612)            4      (166,340)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,246,467        60,681       342,674             6      (159,961)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                $ 1,174,369   $    56,121   $   824,358   $    81,020   $   118,671
===================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                              RVS VP                      RVS VP
                                                  RVS VP        RVS VP        GLOBAL        RVS VP       HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)        DIV EQ INC     EMER MKTS       BOND           GRO          BOND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividend income                                 $   152,591   $     1,850   $    56,404   $     5,453   $   213,476
Variable account expenses                            85,067         8,095        13,449        12,698        29,762
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      67,524        (6,245)       42,955        (7,245)      183,714
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                             209,021        88,718       113,676       188,622       297,292
    Cost of investments sold                        175,559        78,103       113,716       169,791       286,501
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     33,462        10,615           (40)       18,831        10,791
Distributions from capital gains                    452,087        66,157         8,074            --            --
Net change in unrealized appreciation or
 depreciation of investments                        692,772       234,736      (138,230)       97,663       (87,216)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,178,321       311,508      (130,196)      116,494       (76,425)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                $ 1,245,845   $   305,263   $   (87,241)  $   109,249   $   107,289
===================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                                                          RVS VP
                                                  RVS VP        RVS VP        RVS VP        RVS VP         SHORT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)         INTL OPP      LG CAP EQ      NEW DIM       S&P 500      DURATION
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividend income                                 $   185,150   $   422,162   $    33,048   $    72,583   $    83,772
Variable account expenses                           118,380       340,995        50,676        46,253        25,902
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      66,770        81,167       (17,628)       26,330        57,870
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,337,512     5,465,238     1,756,299       421,954       467,499
    Cost of investments sold                      1,152,993     5,108,075     1,692,075       377,872       475,876
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    184,519       357,163        64,224        44,082        (8,377)
Distributions from capital gains                         --            --            --        14,697            --
Net change in unrealized appreciation or
 depreciation of investments                      1,393,204     1,447,258       (61,316)      128,692       (29,646)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,577,723     1,804,421         2,908       187,471       (38,023)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                $ 1,644,493   $ 1,885,588   $   (14,720)  $   213,801   $    19,847
===================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  RVS VP        RVS VP                                    WANGER
                                                  SM CAP       STRATEGY        ROYCE       THIRD AVE       INTL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            ADV          AGGR        MICRO-CAP        VAL         SM CAP
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividend income                                 $        --   $       192   $    29,997   $    97,254   $    34,410
Variable account expenses                            11,013         1,895        48,197        65,736        31,202
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (11,013)       (1,703)      (18,200)       31,518         3,208
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                             174,464        80,468       569,384       674,826       506,253
    Cost of investments sold                        151,179        75,033       475,504       493,953       401,413
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     23,285         5,435        93,880       180,873       104,840
Distributions from capital gains                    171,468            --        90,632       158,400            --
Net change in unrealized appreciation or
 depreciation of investments                       (132,078)       12,600       396,318       610,030       540,398
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       62,675        18,035       580,830       949,303       645,238
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                $    51,662   $    16,332   $   562,630   $   980,821   $   648,446
===================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                        -- 2005 ANNUAL REPORT  9
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                     SEGREGATED
                                                                       ASSET
                                                                     SUBACCOUNT
                                                                     ----------
                                                                       WANGER
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                             U.S. SM CO
-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividend income                                                      $       --
Variable account expenses                                                53,451
-------------------------------------------------------------------------------
Investment income (loss) -- net                                         (53,451)
===============================================================================
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
-------------------------------------------------------------------------------
Realized gain (loss)on sales of investments:
    Proceeds from sales                                                 276,649
    Cost of investments sold                                            214,269
-------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         62,380
Distributions from capital gains                                             --
Net change in unrealized appreciation or depreciation of investments    620,123
-------------------------------------------------------------------------------
Net gain (loss) on  investments                                         682,503
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $  629,052
-------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  AIM VI        AIM VI        AIM VI
                                                 CAP APPR,     CAP DEV,      CORE EQ,        AC VP         AC VP
YEAR ENDED DECEMBER 31, 2005                       SER I         SER I         SER I      INTL, CL I     VAL, CL I
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $    (4,695)  $    (5,446)  $   112,458   $     3,130   $    (4,624)
Net realized gain (loss) on sales of investments      5,851        20,717      (118,683)       21,509        46,985
Distributions from capital gains                         --            --            --            --       591,503
Net change in unrealized appreciation or
  depreciation of investments                        49,184        39,065       820,459       176,012      (357,660)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    50,340        54,336       814,234       200,651       276,204
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           78,450        78,856     2,088,906       187,096       799,637
Net transfers(1)                                    114,667        22,015    (2,306,557)      181,457       590,237
Transfers for policy loans                          (10,032)          (62)     (143,224)       (2,862)        4,619
Policy charges                                      (19,674)      (16,466)     (920,532)      (45,581)     (219,451)
Contract terminations:
    Surrender benefits                              (8,278)       (39,302)     (947,909)      (28,803)     (227,131)
    Death benefits                                       --            --        (5,245)       (1,124)      (15,787)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      155,133        45,041    (2,234,561)      290,183       932,124
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     466,280       559,370    20,734,869     1,459,689     5,618,349
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   671,753      $658,747   $19,314,542   $ 1,950,523   $ 6,826,677
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              675,536       510,263    13,676,647     1,867,018     3,732,567
Contract purchase payments                          113,925        71,616     1,375,399       236,092       530,208
Net transfers(1)                                    168,358        22,308    (1,473,718)      218,031       410,674
Transfers for policy loans                          (14,663)           93       (93,836)       (2,503)        3,852
Policy charges                                      (28,839)      (14,867)     (651,185)      (57,294)     (159,734)
Contract terminations:
    Surrender benefits                              (12,081)      (36,233)     (623,366)      (37,071)     (150,592)
    Death benefits                                       --            --        (3,479)       (1,472)      (10,061)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    902,236       553,180    12,206,462     2,222,801     4,356,914
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  11
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                CALVERT VS        CS            CS          FID VIP       FID VIP
                                                  SOCIAL        MID-CAP       SM CAP      GRO & INC,     MID CAP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            BAL           GRO           GRO         SERV CL       SERV CL
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $     6,272   $    (3,176)  $    (4,651)  $    30,630   $    61,427
Net realized gain (loss) on sales of investments     15,872         9,538         4,898        49,351       160,017
Distributions from capital gains                         --            --            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                         12,675        13,564       (20,429)      400,838     1,453,305
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     34,819        19,926       (20,182)      480,819     1,674,749
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           85,620        40,038        61,792     1,027,352     1,167,400
Net transfers(1)                                    166,888       (34,667)      (13,572)      393,966       768,258
Transfers for policy loans                           (8,244)       (1,405)        1,094       (21,318)      (54,142)
Policy charges                                      (22,172)      (21,073)      (21,839)     (258,707)     (345,806)
Contract terminations:
    Surrender benefits                              (18,097)       (4,541)       (6,926)     (401,378)     (401,475)
    Death benefits                                       --            --            --        (2,598)           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      203,995       (21,648)       20,549       737,317     1,134,235
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     485,299       361,204       524,407     6,546,293     8,906,780
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   724,113   $   359,482   $   524,774   $ 7,764,429   $11,715,764
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              512,217       406,304       783,837     6,923,389     5,927,574
Contract purchase payments                           89,556        44,547        96,334     1,089,360       740,915
Net transfers(1)                                    180,966       (39,413)      (24,393)      431,293       495,525
Transfers for policy loans                           (8,844)       (1,531)        2,042       (20,953)      (31,828)
Policy charges                                      (24,983)      (23,385)      (33,814)     (288,024)     (222,407)
Contract terminations:
    Surrender benefits                              (18,956)       (5,105)      (10,796)     (427,663)     (254,034)
    Death benefits                                       --            --            --        (2,834)           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    729,956       381,417       813,210     7,704,568     6,655,745
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                FTVIPT
                                                  FID VIP        FRANK        FTVIPT        FTVIPT        GS VIT
                                                 OVERSEAS,     REAL EST,    FRANK SM CAP   TEMP FOR       STRUCTD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)          SERV CL        CL 2        VAL, CL 2     SEC, CL 2     SM CAP EQ
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $    (7,411)  $    19,163   $    (3,175)  $     7,039   $    (4,212)
Net realized gain (loss) on sales of investments     21,822        59,787        23,852        47,081        26,900
Distributions from capital gains                      9,249       245,958        12,477            --        58,429
Net change in unrealized appreciation or
 depreciation of investments                        337,178       193,836       140,734       215,120       (50,396)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                    360,838       518,744       173,888       269,240        30,721
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          262,586       710,859       481,943       423,644        81,982
Net transfers(1)                                    193,219       451,928       702,219       342,989       (69,785)
Transfers for policy loans                           (6,384)      (22,423)      (20,942)       (6,698)       (1,741)
Policy charges                                      (58,898)     (136,814)      (76,322)      (74,780)      (18,652)
Contract terminations:
    Surrender benefits                              (41,019)      (84,331)      (56,417)     (126,986)      (16,421)
    Death benefits                                       --        (4,866)           --        (8,903)           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      349,504       914,353     1,030,481       549,266       (24,617)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,773,778     3,549,052     1,391,481     2,408,901       664,939
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 2,484,120   $ 4,982,149   $ 2,595,850   $ 3,227,407   $   671,043
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            1,871,269     1,726,648       791,312     2,266,315       461,623
Contract purchase payments                          270,526       332,786       267,590       392,476        56,611
Net transfers(1)                                    191,648       213,540       397,732       330,277       (49,238)
Transfers for policy loans                           (6,790)      (10,218)      (11,883)       (6,062)       (1,251)
Policy charges                                      (60,648)      (66,721)      (44,529)      (76,784)      (12,904)
Contract terminations:
    Surrender benefits                              (43,481)      (38,668)      (30,935)     (117,582)      (11,657)
    Death benefits                                       --        (2,107)           --        (7,664)           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,222,524     2,155,260     1,369,287     2,780,976       443,184
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  13
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  GS VIT        GS VIT      JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                  STRUCTD       MID CAP     GLOBAL TECH,   INTL GRO,      MID CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)          U.S. EQ         VAL          SERV          SERV        GRO, SERV
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $     3,680   $   (15,816)  $    (2,980)  $     3,604   $    (4,214)
Net realized gain (loss) on sales of investments     13,277        32,187          (580)       73,726        16,948
Distributions from capital gains                         --       733,177            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                        186,085        (6,702)       43,853       477,647        38,448
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                    203,042       742,846        40,293       554,977        51,182
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          462,901     1,067,413        68,473       319,752        77,792
Net transfers(1)                                  1,425,809     1,675,504        54,972        (7,138)      (33,160)
Transfers for policy loans                          (13,373)      (31,314)       (5,522)       (5,221)        3,996
Policy charges                                      (83,427)     (234,533)      (20,507)      (65,779)      (16,840)
Contract terminations:
    Surrender benefits                              (59,323)     (280,894)      (14,140)      (35,492)       (8,803)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    1,732,587     2,196,176        83,276       206,122        22,985
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,278,845     5,039,349       284,027     1,690,899       431,945
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 3,214,474   $ 7,978,371   $   407,596   $ 2,451,998   $   506,112
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            1,362,349     2,817,078       637,551     2,057,932       744,799
Contract purchase payments                          498,201       567,329       155,178       366,356       132,753
Net transfers(1)                                  1,551,746       895,507       125,734       (16,285)      (57,363)
Transfers for policy loans                          (11,983)      (17,304)      (11,876)       (5,794)        9,657
Policy charges                                      (93,372)     (124,511)      (46,220)      (79,233)      (28,488)
Contract terminations:
    Surrender benefits                              (63,050)     (149,399)      (32,830)      (40,780)      (15,384)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,243,891     3,988,700       827,537     2,282,196       785,974
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                  MFS                                     PUT VT
                                                  LAZARD        INV GRO         MFS         PUT VT         INTL
                                                  RETIRE        STOCK,       NEW DIS,      HI YIELD,     NEW OPP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)          INTL EQ       SERV CL       SERV CL        CL IB         CL IB
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $     2,307   $   (11,721)  $   (13,818)  $    57,454   $    (2,018)
Net realized gain (loss) on sales of investments     51,940         7,422        28,744           262        40,725
Distributions from capital gains                     29,347            --            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                        114,084        61,443        39,399       (40,425)       88,792
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                    197,678        57,144        54,325        17,291       127,499
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          336,854       313,345       286,260        90,487        92,929
Net transfers(1)                                     65,882       112,574      (297,689)       54,783         1,707
Transfers for policy loans                           (5,293)       (9,866)       (3,553)       (4,897)      (11,146)
Policy charges                                      (49,004)      (66,869)      (71,185)      (21,213)      (24,078)
Contract terminations:
    Surrender benefits                              (37,928)      (37,145)      (62,014)      (22,426)      (30,988)
    Death benefits                                       --            --        (3,615)           --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      310,511       312,039      (151,796)       96,734        28,424
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,605,080     1,397,340     1,634,933       756,816       712,705
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 2,113,269   $ 1,766,523   $ 1,537,462   $   870,841   $   868,628
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            1,671,181     2,092,999     1,893,462       556,138       857,266
Contract purchase payments                          348,976       475,641       344,423        66,195       106,412
Net transfers(1)                                     80,984       169,055      (356,287)       39,421         1,908
Transfers for policy loans                           (5,488)      (14,699)       (3,463)       (3,360)      (12,738)
Policy charges                                      (50,530)     (105,929)      (89,569)      (15,519)      (27,375)
Contract terminations:
    Surrender benefits                              (38,676)      (55,444)      (73,991)      (16,575)      (34,817)
    Death benefits                                       --            --        (4,032)           --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,006,447     2,561,623     1,710,543       626,300       890,656
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  15
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  PUT VT        PUT VT
                                                 NEW OPP,       VISTA,        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)           CL IA         CL IB          BAL        CASH MGMT     DIV BOND
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $   (72,098)  $    (4,560)  $   481,684   $    81,014   $   278,632
Net realized gain (loss) on sales of investments   (921,328)       12,601       230,452             2         6,379
Distributions from capital gains                         --            --       838,834            --            --
Net change in unrealized appreciation or
 depreciation of investments                      2,167,795        48,080      (726,612)            4      (166,340)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                  1,174,369        56,121       824,358        81,020       118,671
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                        1,600,181        72,991     2,795,911     2,023,514     1,414,219
Net transfers(1)                                 (1,981,425)       (3,295)   (2,068,258)   (1,212,024)      605,757
Transfers for policy loans                         (146,534)       (1,835)     (239,638)      177,410       (32,961)
Policy charges                                     (675,709)      (19,158)   (1,891,264)     (549,888)     (590,644)
Contract terminations:
    Surrender benefits                             (611,164)      (18,867)   (1,237,409)     (155,309)     (532,633)
    Death benefits                                   (4,318)           --        (9,041)       (2,785)       (3,944)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,818,969)       29,836    (2,649,699)      280,918       859,794
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  14,381,188       478,716    29,642,052     4,640,820     9,555,381
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $13,736,588   $   564,673   $27,816,711   $ 5,002,758   $10,533,846
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year           11,508,804       743,322    32,215,373     4,552,305     7,907,257
Contract purchase payments                        1,267,084       112,053     3,022,398     1,971,874     1,162,940
Net transfers(1)                                 (1,566,517)       (5,656)   (2,187,931)   (1,172,857)      515,817
Transfers for policy loans                         (117,863)       (2,851)     (258,803)      174,086       (27,074)
Policy charges                                     (549,456)      (29,151)   (2,089,690)     (545,743)     (504,600)
Contract terminations:
    Surrender benefits                             (484,242)      (28,891)   (1,338,479)     (151,325)     (438,099)
    Death benefits                                   (3,517)           --        (9,766)       (2,716)       (3,227)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 10,054,293       788,826    29,353,102     4,825,624     8,613,014
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                              RVS VP                      RVS VP
                                                  RVS VP        RVS VP        GLOBAL        RVS VP       HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)        DIV EQ INC     EMER MKTS       BOND           GRO          BOND
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $    67,524   $    (6,245)  $    42,955   $    (7,245)  $   183,714
Net realized gain (loss) on sales of investments     33,462        10,615           (40)       18,831        10,791
Distributions from capital gains                    452,087        66,157         8,074            --            --
Net change in unrealized appreciation or
 depreciation of investments                        692,772       234,736      (138,230)       97,663       (87,216)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                  1,245,845       305,263       (87,241)      109,249       107,289
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                        1,584,775       154,278       346,355       252,912       677,450
Net transfers(1)                                  3,360,409       731,612       598,699       572,212       354,235
Transfers for policy loans                          (35,784)       (4,995)       (5,271)        7,067        (6,834)
Policy charges                                     (372,712)      (34,807)      (61,700)      (65,285)     (126,775)
Contract terminations:
    Surrender benefits                             (271,220)       (6,013)      (24,955)      (36,705)      (82,188)
    Death benefits                                       --            --            --            --       (10,772)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    4,265,468       840,075       853,128       730,201       805,116
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   6,880,598       430,542     1,101,756     1,148,597     2,858,109
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $12,391,911   $ 1,575,880   $ 1,867,643   $ 1,988,047   $ 3,770,514
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            5,087,811       295,436       747,714     1,983,907     2,266,069
Contract purchase payments                        1,130,938        96,041       243,739       426,546       532,838
Net transfers(1)                                  2,423,647       452,210       420,625       938,556       290,681
Transfers for policy loans                          (25,686)       (2,783)       (3,629)       12,151        (5,304)
Policy charges                                     (277,397)      (21,445)      (44,852)     (110,384)     (111,607)
Contract terminations:
    Surrender benefits                             (193,662)       (4,013)      (17,409)      (60,707)      (64,621)
    Death benefits                                       --            --            --            --        (8,308)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  8,145,651       815,446     1,346,188     3,190,069     2,899,748
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  17
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                                                          RVS VP
                                                  RVS VP        RVS VP        RVS VP        RVS VP         SHORT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)         INTL OPP      LG CAP EQ      NEW DIM       S&P 500      DURATION
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $    66,770   $    81,167   $   (17,628)  $    26,330   $    57,870
Net realized gain (loss) on sales of investments    184,519       357,163        64,224        44,082        (8,377)
Distributions from capital gains                         --            --            --        14,697            --
Net change in unrealized appreciation or
 depreciation of investments                      1,393,204     1,447,258       (61,316)      128,692       (29,646)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                  1,644,493     1,885,588       (14,720)      213,801        19,847
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                        1,406,643     4,123,556       994,725     1,010,442       523,656
Net transfers(1)                                   (461,156)   (3,686,679)   (1,676,025)      652,136        44,339
Transfers for policy loans                         (154,396)     (282,833)      (25,555)        4,526       (56,475)
Policy charges                                     (657,165)   (2,383,321)     (288,734)     (183,671)     (170,046)
Contract terminations:
    Surrender benefits                             (619,325)   (2,007,909)     (190,683)      (82,047)      (98,126)
    Death benefits                                   (1,443)       (8,310)      (13,074)           --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (486,842)   (4,245,496)   (1,199,346)    1,401,386       243,348
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  13,037,757    39,522,852     6,432,594     4,435,208     2,766,625
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $14,195,408   $37,162,944   $ 5,218,528   $ 6,050,395   $ 3,029,820
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year           20,214,927    54,271,897     8,857,050     4,985,551     2,469,086
Contract purchase payments                        2,153,789     5,603,193     1,405,665     1,139,085       466,917
Net transfers(1)                                   (646,999)   (4,924,261)   (2,355,745)      741,289        44,947
Transfers for policy loans                         (234,986)     (383,861)      (37,357)        6,303       (50,329)
Policy charges                                   (1,036,036)   (3,327,559)     (425,478)     (206,554)     (157,215)
Contract terminations:
    Surrender benefits                             (944,104)   (2,730,893)     (269,294)      (92,776)      (87,342)
    Death benefits                                   (2,119)      (11,307)      (17,753)           --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 19,504,472    48,497,209     7,157,088     6,572,898     2,686,064
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  RVS VP        RVS VP                                    WANGER
                                                  SM CAP       STRATEGY        ROYCE       THIRD AVE       INTL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            ADV          AGGR        MICRO-CAP        VAL         SM CAP
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $   (11,013)  $    (1,703)  $   (18,200)  $    31,518   $     3,208
Net realized gain (loss) on sales of investments     23,285         5,435        93,880       180,873       104,840
Distributions from capital gains                    171,468            --        90,632       158,400            --
Net change in unrealized appreciation or
 depreciation of investments                       (132,078)       12,600       396,318       610,030       540,398
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     51,662        16,332       562,630       980,821       648,446
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          236,153        38,707       639,752       812,692       543,371
Net transfers(1)                                    104,892       (44,359)     (211,385)      264,831       764,562
Transfers for policy loans                          (18,123)       (1,983)      (14,520)      (32,576)         (548)
Policy charges                                      (49,082)      (10,186)     (199,146)     (210,115)     (122,673)
Contract terminations:
    Surrender benefits                              (51,753)       (3,703)     (191,966)     (201,288)     (128,106)
    Death benefits                                       --            --            --        (8,094)           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      222,087       (21,524)       22,735       625,450     1,056,606
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,092,273       229,248     5,307,480     6,690,334     2,671,033
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,366,022   $   224,056   $ 5,892,845   $ 8,296,605   $ 4,376,085
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              851,979       641,376     2,825,890     3,646,113     2,345,427
Contract purchase payments                          184,993       108,783       342,208       430,031       442,014
Net transfers(1)                                     82,376      (126,572)     (111,638)      144,771       612,364
Transfers for policy loans                          (14,104)       (5,286)       (7,449)      (17,969)         (965)
Policy charges                                      (38,488)      (28,453)     (110,268)     (113,516)     (105,946)
Contract terminations:
    Surrender benefits                              (41,147)      (10,520)     (102,243)     (105,743)     (103,334)
    Death benefits                                       --            --            --        (4,050)           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,025,609       579,328     2,836,500     3,979,637     3,189,560
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  19
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED
                                                                       ASSET
                                                                     SUBACCOUNT
                                                                     ----------
                                                                       WANGER
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                             U.S. SM CO
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      $  (53,451)
Net realized gain (loss) on sales of investments                         62,380
Distributions from capital gains                                             --
Net change in unrealized appreciation or depreciation of investments    620,123
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         629,052
===============================================================================
-------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------
Contract purchase payments                                            1,152,675
Net transfers(1)                                                        972,975
Transfers for policy loans                                              (16,756)
Policy charges                                                         (269,428)
Contract terminations:
    Surrender benefits                                                 (198,535)
    Death benefits                                                           --
-------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        1,640,931
-------------------------------------------------------------------------------
Net assets at beginning of year                                       4,890,776
-------------------------------------------------------------------------------
Net assets at end of year                                            $7,160,759
===============================================================================
-------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------
Units outstanding at beginning of year                                3,088,730
Contract purchase payments                                              711,631
Net transfers(1)                                                        598,584
Transfers for policy loans                                               (9,734)
Policy charges                                                         (165,523)
Contract terminations:
    Surrender benefits                                                 (122,124)
    Death benefits                                                           --
-------------------------------------------------------------------------------
Units outstanding at end of year                                      4,101,564
===============================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20 IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  AIM VI        AIM VI        AIM VI
                                                 CAP APPR,     CAP DEV,      CORE EQ,        AC VP         AC VP
YEAR ENDED DECEMBER 31, 2004                       SER I         SER I         SER I      INTL, CL I     VAL, CL I
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $    (2,792)  $    (3,986)  $    12,810   $    (4,895)  $     1,469
Net realized gain (loss) on sales of
investments                                           1,095         4,218      (280,148)        9,948        69,914
Distributions from capital gains                         --            --            --            --        34,653
Net change in unrealized appreciation or
 depreciation of investments                         26,888        63,239     1,829,747       170,705       520,975
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                           25,191        63,471     1,562,409       175,758       627,011
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           65,921        63,028     2,492,640       174,569       757,222
Net transfers(1)                                    173,399       115,961    (2,051,777)      172,018       407,568
Transfers for policy loans                            1,001         2,373      (216,805)      (18,923)      (20,621)
Policy charges                                      (15,457)      (16,075)   (1,004,997)      (43,285)     (194,349)
Contract terminations:
    Surrender benefits                              (11,198)      (15,345)     (887,022)      (35,651)     (180,162)
    Death benefits                                       --            --       (25,306)           --        (1,859)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      213,666       149,942    (1,693,267)      248,728       767,799
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     227,423       345,957    20,865,727     1,035,203     4,223,539
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   466,280   $   559,370   $20,734,869   $ 1,459,689   $ 5,618,349
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              348,112       361,232    14,863,194     1,507,876     3,179,273
Contract purchase payments                          101,705        63,671     1,746,568       249,115       546,040
Net transfers(1)                                    265,287       116,801    (1,423,352)      259,457       301,364
Transfers for policy loans                            1,650         2,462      (150,061)      (26,435)      (13,382)
Policy charges                                      (23,883)      (18,410)     (720,458)      (71,564)     (149,415)
Contract terminations:
    Surrender benefits                              (17,335)      (15,493)     (621,494)      (51,431)     (129,949)
    Death benefits                                       --            --       (17,750)           --        (1,364)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    675,536       510,263    13,676,647     1,867,018     3,732,567
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  21
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  CALVERT         CS            CS          FID VIP       FID VIP
                                                 VS SOCIAL      MID-CAP       SM CAP      GRO & INC,     MID CAP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)            BAL           GRO           GRO         SERV CL       SERV CL
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $     4,403   $    (2,734)  $    (4,138)  $   (10,273)  $   (64,904)
Net realized gain (loss) on sales of investments      2,039         3,939        20,184        29,210       142,444
Distributions from capital gains                         --            --            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                         22,710        34,784        23,916       270,048     1,554,143
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     29,152        35,989        39,962       288,985     1,631,683
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           58,059        52,190       109,394     1,167,601     1,118,727
Net transfers(1)                                    138,083        96,841        60,430       638,540       951,506
Transfers for policy loans                            2,403           875         1,125       (45,583)     (105,985)
Policy charges                                      (15,153)      (21,992)      (20,542)     (250,453)     (282,176)
Contract terminations:
    Surrender benefits                               (2,764)      (10,507)       (9,556)     (144,369)     (294,284)
    Death benefits                                       --            --            --        (1,611)           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      180,628       117,407       140,851     1,364,125     1,387,788
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     275,519       207,808       343,594     4,893,183     5,887,309
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   485,299   $   361,204   $   524,407   $ 6,546,293   $ 8,906,780
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              311,951       262,024       564,263     5,423,541     4,844,506
Contract purchase payments                           64,588        64,418       175,126     1,294,770       870,724
Net transfers(1)                                    171,394       118,271        91,565       737,309       747,458
Transfers for policy loans                            2,745         1,122         1,567       (50,171)      (75,510)
Policy charges                                      (35,403)      (27,144)      (33,147)     (320,107)     (232,597)
Contract terminations:
    Surrender benefits                               (3,058)      (12,387)      (15,537)     (160,095)     (227,007)
    Death benefits                                       --            --            --        (1,858)           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    512,217       406,304       783,837     6,923,389     5,927,574
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                FTVIPT
                                                   FID VIP       FRANK        FTVIPT        FTVIPT        GS VIT
                                                  OVERSEAS,      REAL       FRANK SM CAP   TEMP FOR       STRUCTD
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)           SERV CL     EST, CL 2     VAL, CL 2     SEC, CL 2     SM CAP EQ
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $      (458)  $    21,764   $    (7,316)  $     3,092   $    (3,880)
Net realized gain (loss) on sales of investments      8,344        59,597        21,900        40,688        11,993
Distributions from capital gains                         --         3,450            --            --        29,182
Net change in unrealized appreciation or
 depreciation of investments                        176,277       679,990       205,522       290,646        47,649
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     184,163       764,801       220,106       334,426        84,944
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          253,631       518,696       187,782       316,390        88,901
Net transfers(1)                                    478,936       392,719       298,124       176,522        34,769
Transfers for policy loans                           (3,363)      (11,198)       12,836         9,478        (3,351)
Policy charges                                      (44,671)      (92,266)      (41,995)      (68,801)      (17,977)
Contract terminations:
    Surrender benefits                              (38,292)      (76,809)      (44,204)      (51,486)      (13,118)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      646,241       731,142       412,543       382,103        89,224
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     943,374     2,053,109       758,832     1,692,372       490,771
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,773,778   $ 3,549,052   $ 1,391,481   $ 2,408,901   $   664,939
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            1,119,166     1,304,659       529,331     1,870,193       392,778
Contract purchase payments                          295,633       298,905       120,070       334,188        69,239
Net transfers(1)                                    567,261       230,070       190,025       187,851        28,099
Transfers for policy loans                           (4,177)       (6,090)        7,818         9,179        (2,490)
Policy charges                                      (61,958)      (55,665)      (27,340)      (81,273)      (16,067)
Contract terminations:
    Surrender benefits                              (44,656)      (45,231)      (28,592)      (53,823)       (9,936)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,871,269     1,726,648       791,312     2,266,315       461,623
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  23
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  GS VIT        GS VIT      JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                  STRUCTD       MID CAP     GLOBAL TECH,   INTL GRO,      MID CAP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)          U.S. EQ         VAL          SERV          SERV        GRO,SERV
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $     5,672   $    (9,379)  $    (2,213)  $      (593)  $    (3,532)
Net realized gain (loss) on sales of investments     15,835        61,281        12,855        32,850        12,613
Distributions from capital gains                         --       427,992            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                        113,432       441,725       (11,111)      220,889        63,110
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                    134,939       921,619          (469)      253,146        72,191
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          229,871       740,395        75,199       289,373        87,775
Net transfers(1)                                    524,039       569,940        25,760      (151,110)      (14,736)
Transfers for policy loans                          (68,875)      (29,576)         (176)      (12,594)      (33,358)
Policy charges                                      (37,920)     (162,891)      (15,354)      (61,788)      (17,906)
Contract terminations:
    Surrender benefits                              (59,397)     (110,565)      (12,008)      (42,408)       (5,764)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      587,718     1,007,303        73,421        21,473        16,011
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     556,188     3,110,427       211,075     1,416,280       343,743
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,278,845   $ 5,039,349   $   284,027   $ 1,690,899   $   431,945
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              674,910     2,169,159       472,172     2,027,252       707,706
Contract purchase payments                          266,612       475,283       179,587       400,574       172,924
Net transfers(1)                                    609,478       368,385        49,982      (210,192)      (30,455)
Transfers for policy loans                          (74,974)      (18,694)         (390)      (16,838)      (58,799)
Policy charges                                      (43,937)     (105,960)      (36,498)      (85,658)      (35,134)
Contract terminations:
    Surrender benefits                              (69,740)      (71,095)      (27,302)      (57,206)      (11,443)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,362,349     2,817,078       637,551     2,057,932       744,799
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                  MFS
                                                  LAZARD        INV GRO         MFS         PUT VT        PUT VT
                                                  RETIRE        STOCK,       NEW DIS,      HI YIELD,   INTL NEW OPP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)          INTL EQ       SERV CL       SERV CL        CL IB         CL IB
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $    (4,368)  $   (11,406)  $   (13,599)  $    40,000   $       173
Net realized gain (loss) on sales of investments      8,884          (186)        8,794         5,616        13,910
Distributions from capital gains                         --            --            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                        178,615       115,503        91,508        13,858        61,357
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                    183,131       103,911        86,703        59,474        75,440
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          238,065       316,873       311,551       104,716       109,059
Net transfers(1)                                    346,514       (61,247)      (65,095)       93,378        (7,780)
Transfers for policy loans                          (17,323)      (10,694)       (8,131)       (8,271)         (873)
Policy charges                                      (31,727)      (64,383)      (78,022)      (21,007)      (24,861)
Contract terminations:
    Surrender benefits                              (21,697)      (40,174)      (48,447)       (1,412)      (11,695)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      513,832       140,375       111,856       167,404        63,850
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     908,117     1,153,054     1,436,374       529,938       573,415
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,605,080   $ 1,397,340   $ 1,634,933   $   756,816   $   712,705
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            1,077,341     1,865,370     1,751,013       426,609       774,735
Contract purchase payments                          277,144       510,895       389,928        81,853       145,025
Net transfers(1)                                    407,182       (94,949)      (79,226)       72,142       (12,434)
Transfers for policy loans                          (19,888)      (16,277)       (8,742)       (6,509)       (1,140)
Policy charges                                      (45,819)     (107,376)     (100,967)      (16,862)      (33,127)
Contract terminations:
    Surrender benefits                              (24,779)      (64,664)      (58,544)       (1,095)      (15,793)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,671,181     2,092,999     1,893,462       556,138       857,266
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  25
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                  PUT VT        PUT VT
                                                 NEW OPP,       VISTA,        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)           CL IA         CL IB          BAL        CASH MGMT     DIV BOND
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $  (126,409)  $    (3,734)  $   158,543   $       558   $   174,616
Net realized gain (loss) on sales of investments (1,052,359)        6,949        41,635            --         6,941
Distributions from capital gains                         --            --            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                      2,453,401        69,906     2,031,975            --       111,122
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                  1,274,633        73,121     2,232,153           558       292,679
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                        2,047,587        77,856     1,513,498     1,230,186     1,023,903
Net transfers(1)                                 (1,829,515)      (37,842)   27,135,058     2,634,268     6,327,001
Transfers for policy loans                          (78,118)       (2,094)      (74,818)      147,399       (38,853)
Policy charges                                     (732,256)      (19,109)     (967,597)     (334,151)     (360,341)
Contract terminations:
    Surrender benefits                             (644,447)       (8,755)     (628,653)     (140,970)     (248,818)
    Death benefits                                   (4,187)           --        (3,830)           --        (3,408)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,240,936)       10,056    26,973,658     3,536,732     6,699,484
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  14,347,491       395,539       436,241     1,103,530     2,563,218
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $14,381,188   $   478,716   $29,642,052   $ 4,640,820   $ 9,555,381
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year           12,580,822       721,924       514,959     1,080,819     2,196,689
Contract purchase payments                        1,782,956       136,409     1,733,558     1,207,107       861,898
Net transfers(1)                                 (1,573,795)      (62,818)   32,030,922     2,586,105     5,399,642
Transfers for policy loans                          (68,703)       (3,343)      (84,940)      144,544       (32,863)
Policy charges                                     (648,346)      (33,448)   (1,256,173)     (327,922)     (304,265)
Contract terminations:
    Surrender benefits                             (560,621)      (15,402)     (718,697)     (138,348)     (211,016)
    Death benefits                                   (3,509)           --        (4,256)           --        (2,828)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 11,508,804       743,322    32,215,373     4,552,305     7,907,257
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                              RVS VP                      RVS VP
                                                   RVS VP       RVS VP        GLOBAL        RVS VP       HI YIELD
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)         DIV EQ INC    EMER MKTS       BOND           GRO          BOND
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $    34,299   $     5,575   $    24,604   $    (5,686)  $   147,888
Net realized gain (loss) on sales of investments     15,006         3,958         5,067         5,213        20,121
Distributions from capital gains                         --         6,133            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                        856,639        25,298        56,800        78,187        79,560
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                    905,944        40,964        86,471        77,714       247,569
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          838,095        43,574       211,766       246,339       478,028
Net transfers(1)                                  2,566,453       217,218       300,047       116,716       363,125
Transfers for policy loans                            3,268        (1,634)        1,337        (8,859)       (7,330)
Policy charges                                     (217,652)      (14,775)      (40,483)      (62,252)      (94,287)
Contract terminations:
    Surrender benefits                             (119,242)       (5,340)      (16,361)       (4,861)      (76,050)
    Death benefits                                   (1,713)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    3,069,209       239,043       456,306       287,083       663,486
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,905,445       150,535       558,979       783,800     1,947,054
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 6,880,598   $   430,542   $ 1,101,756   $ 1,148,597   $ 2,858,109
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            2,516,893       127,113       413,640     1,454,783     1,704,147
Contract purchase payments                          696,801        34,826       154,460       456,071       403,387
Net transfers(1)                                  2,155,190       150,760       224,929       213,829       305,898
Transfers for policy loans                            2,998        (1,388)        1,356       (16,496)       (5,779)
Policy charges                                     (181,919)      (11,722)      (34,966)     (115,270)      (79,525)
Contract terminations:
    Surrender benefits                             (100,669)       (4,153)      (11,705)       (9,010)      (62,059)
    Death benefits                                   (1,483)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  5,087,811       295,436       747,714     1,983,907     2,266,069
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  27
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                                                                          RVS VP
                                                  RVS VP        RVS VP        RVS VP        RVS VP        SHORT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)         INTL OPP      LG CAP EQ      NEW DIM       S&P 500      DURATION
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $    12,739   $    26,902   $     8,775   $    21,797   $    30,720
Net realized gain (loss) on sales of investments      8,080        (6,265)       14,983        29,010        (3,564)
Distributions from capital gains                         --            --            --            --            --
Net change in unrealized appreciation or
 depreciation of investments                      1,588,959     2,252,217       120,925       309,440       (22,723)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                  1,609,778     2,272,854       144,683       360,247         4,433
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          700,477     2,337,447     1,275,110       856,395       468,905
Net transfers(1)                                 11,163,244    36,913,307      (220,025)      785,028     1,293,854
Transfers for policy loans                          (21,090)      (92,919)      (35,425)      (77,750)      (39,133)
Policy charges                                     (299,190)   (1,231,342)     (312,821)     (148,973)     (128,455)
Contract terminations:
    Surrender benefits                             (252,964)     (869,919)     (201,614)      (58,098)     (110,068)
    Death benefits                                     (302)       (8,125)           --            --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   11,290,175    37,048,449       505,225     1,356,602     1,485,103
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     137,804       201,549     5,782,686     2,718,359     1,277,089
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $13,037,757   $39,522,852   $ 6,432,594   $ 4,435,208   $ 2,766,625
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              248,600       290,414     8,149,264     3,339,112     1,139,170
Contract purchase payments                        1,212,529     3,427,894     1,827,420     1,031,133       418,327
Net transfers(1)                                 19,753,167    53,841,602      (330,471)      954,894     1,160,682
Transfers for policy loans                          (34,409)     (134,144)      (50,603)      (90,889)      (35,004)
Policy charges                                     (525,193)   (1,867,276)     (450,547)     (179,800)     (115,769)
Contract terminations:
    Surrender benefits                             (439,233)   (1,274,425)     (288,013)      (68,899)      (98,320)
    Death benefits                                     (534)      (12,168)           --            --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 20,214,927    54,271,897     8,857,050     4,985,551     2,469,086
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------
                                                   RVS VP       RVS VP                                    WANGER
                                                   SM CAP      STRATEGY        ROYCE       THIRD AVE       INTL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)            ADV          AGGR        MICRO-CAP        VAL         SM CAP
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 $    (7,147)  $    (1,890)  $   (42,637)  $   (20,290)  $    (6,141)
Net realized gain (loss) on sales of investments     15,704          (923)       94,040       103,601        88,744
Distributions from capital gains                     42,848            --       383,510        57,351            --
Net change in unrealized appreciation or
 depreciation of investments                         93,268        20,918       147,837       856,633       432,762
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                    144,673        18,105       582,750       997,295       515,365
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          180,679        42,409       671,928       867,583       329,557
Net transfers(1)                                    241,570       (22,618)      301,691       405,870       591,470
Transfers for policy loans                             (473)         (910)      (27,867)      (36,488)       (6,000)
Policy charges                                      (33,849)      (11,421)     (192,436)     (189,098)      (76,794)
Contract terminations:
    Surrender benefits                              (15,871)      (13,850)     (161,716)     (158,049)      (55,788)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      372,056        (6,390)      591,600       889,818       782,445
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     575,544       217,533     4,133,130     4,803,221     1,373,223
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,092,273   $   229,248   $ 5,307,480   $ 6,690,334   $ 2,671,033
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              527,389       659,853     2,482,809     3,110,270     1,556,796
Contract purchase payments                          158,322       130,394       388,650       531,540       338,867
Net transfers(1)                                    211,295       (68,946)      183,390       255,645       592,338
Transfers for policy loans                             (362)       (2,675)      (15,801)      (22,951)       (5,637)
Policy charges                                      (30,290)      (35,327)     (118,712)     (131,775)      (80,024)
Contract terminations:
    Surrender benefits                              (14,375)      (41,923)      (94,446)      (96,616)      (56,913)
    Death benefits                                       --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    851,979       641,376     2,825,890     3,646,113     2,345,427
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  29
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SEGREGATED
                                                                       ASSET
                                                                     SUBACCOUNT
                                                                     ----------
                                                                       WANGER
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                             U.S. SM CO
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      $  (34,743)
Net realized gain (loss) on sales of investments                         58,188
Distributions from capital gains                                             --
Net change in unrealized appreciation or depreciation of investments    647,550
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         670,995
===============================================================================
-------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------
Contract purchase payments                                              744,237
Net transfers(1)                                                        810,712
Transfers for policy loans                                                8,071
Policy charges                                                         (198,732)
Contract terminations:
    Surrender benefits                                                 (105,345)
    Death benefits                                                       (1,904)
-------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        1,257,039
-------------------------------------------------------------------------------
Net assets at beginning of year                                       2,962,742
-------------------------------------------------------------------------------
Net assets at end of year                                            $4,890,776
===============================================================================
-------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------
Units outstanding at beginning of year                                2,194,268
Contract purchase payments                                              530,034
Net transfers(1)                                                        578,397
Transfers for policy loans                                                5,321
Policy charges                                                         (143,265)
Contract terminations:
    Surrender benefits                                                  (74,606)
    Death benefits                                                       (1,419)
-------------------------------------------------------------------------------
Units outstanding at end of year                                      3,088,730
===============================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Variable Account is used as a funding vehicle for IDS Life of New York Variable Second-To-Die Life Insurance policies issued by IDS Life of New York.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
-----------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Val, Cl I                    American Century VP Value, Class I
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund
                                      (previously Goldman Sachs VIT Core(SM) Small Cap Equity Fund)
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund
                                      (previously Goldman Sachs VIT Core(SM) U.S. Equity Fund)
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund(1)
                                      (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund(2)
                                      (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund(3)
                                      (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund(4)
                                      (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                      (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund
                                      (previously AXP(R) Variable Portfolio - Global Bond Fund)
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund
                                      (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                      (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund(5)
                                      (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(6),(7)
                                      (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(6)
                                      (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  31
--------------------------------------------------------------------------------

SUBACCOUNT                         FUND
------------------------------------------------------------------------------------------------------------------
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                      (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund(8)
                                      (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                      (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(9)
                                      (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Royce Micro-Cap                    Royce Micro-Cap Portfolio
Third Ave Val                      Third Avenue Value Portfolio
Wanger Intl Sm Cap                 Wanger International Small Cap
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------

(1) IDS Life Series Fund - Managed Portfolio merged into AXP(R) Variable Portfolio - Managed Fund on July 9, 2004.

(2) IDS Life Series Fund - Money Market Portfolio merged into AXP(R) Variable Portfolio - Cash Management Fund on July 9, 2004.

(3) IDS Life Series Fund - Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Bond Fund on July 9, 2004.

(4) IDS Life Series Fund - Equity Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Equity Income Fund on July 9, 2004.

(5) IDS Life Series Fund - International Equity Portfolio merged into AXP(R) Variable Portfolio - Threadneedle International Fund on July 9, 2004.

(6) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(7) IDS Life Series Fund - Equity Portfolio and AXP(R) Variable Portfolio - Blue Chip Advantage Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.

(8) IDS Life Series Fund - Government Securities Portfolio merged into AXP(R) Variable Portfolio - Short Duration U.S. Government Fund on July 9, 2004.

(9) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), an affiliate of IDS Life of New York, serves as distributor of the IDS Life of New York Variable Second-To-Die Life Insurance Policy.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of IDS Life of New York. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life of New York.

CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life of New York will be renamed to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES IDS

Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.


--------------------------------------------------------------------------------
32  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,259,582 in 2005 and $1,302,654 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life of New York, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.620% to 0.545%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.630% to 0.570%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.650% to 0.575%
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  33
--------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.060% to 0.030%
------------------------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.050% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.060% to 0.035%
------------------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life of New York.


--------------------------------------------------------------------------------
34  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page . The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

SUBACCOUNT                         FUND                                                                      PURCHASES
-----------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares                      $   226,449
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares                           152,953
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares                                   953,168
AC VP Intl, Cl I                   American Century VP International, Class I                                   446,291
AC VP Val, Cl I                    American Century VP Value, Class I                                         2,041,248
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio                      435,409
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio                                41,506
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio                              87,469
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class                    1,315,636
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class                            1,708,441
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class                             484,112
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2                                 1,419,307
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2                  1,168,554
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2                           803,931
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund                           167,000
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund                              1,881,548
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund                                       3,104,531
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares               127,794
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares            515,041
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                  112,534
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio                             670,181
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class                         463,898
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class                                  218,681
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares                                  268,518
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares             212,284
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares                           477,627
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares                                       107,965
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund                         2,299,462
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund                  2,662,748
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund                 1,898,536
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund        4,993,559
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund                   982,133
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund                      1,023,558
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund                             908,223
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund                  1,289,493
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund          907,813
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                 1,299,230
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                  538,819
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                    1,858,174
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund     765,893
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                556,928
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 55,627
Royce Micro-Cap                    Royce Micro-Cap Portfolio                                                    668,973
Third Ave Val                      Third Avenue Value Portfolio                                               1,496,443
Wanger Intl Sm Cap                 Wanger International Small Cap                                             1,569,296
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies                                              1,869,471
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  35
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                      AIM VI      AIM VI      AIM VI       AC VP     AC VP
                                     CAP APPR,   CAP DEV,    CORE EQ,      INTL,      VAL,
                                       SER I       SER I       SER I        CL I      CL I
                                     --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                       $0.68       $0.92       $1.36       $0.71      $1.20
At Dec. 31, 2002                       $0.51       $0.71       $1.14       $0.56      $1.04
At Dec. 31, 2003                       $0.65       $0.96       $1.40       $0.69      $1.33
At Dec. 31, 2004                       $0.69       $1.10       $1.52       $0.78      $1.51
At Dec. 31, 2005                       $0.74       $1.19       $1.58       $0.88      $1.57
---------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          90         143      16,462         419        964
At Dec. 31, 2002                         226         286      14,872       1,042      2,475
At Dec. 31, 2003                         348         361      14,863       1,508      3,179
At Dec. 31, 2004                         676         510      13,677       1,867      3,733
At Dec. 31, 2005                         902         553      12,206       2,223      4,357
---------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         $61        $131     $22,399        $295     $1,159
At Dec. 31, 2002                        $115        $204     $16,932        $580     $2,575
At Dec. 31, 2003                        $227        $346     $20,866      $1,035     $4,224
At Dec. 31, 2004                        $466        $559     $20,735      $1,460     $5,618
At Dec. 31, 2005                        $672        $659     $19,315      $1,951     $6,827
---------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --          --        0.05%         --         --
For the year ended Dec. 31, 2002          --          --        0.32%       0.64%      0.61%
For the year ended Dec. 31, 2003          --          --        1.04%       0.64%      1.01%
For the year ended Dec. 31, 2004          --          --        0.97%       0.50%      0.94%
For the year ended Dec. 31, 2005        0.07%         --        1.47%       1.10%      0.82%
---------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2002        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2003        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2004        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2005        0.90%       0.90%       0.90%       0.90%      0.90%
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (23.60%)     (8.91%)    (23.60%)    (29.00%)    12.15%
For the year ended Dec. 31, 2002      (25.00%)    (22.83%)    (16.18%)    (21.13%)   (13.33%)
For the year ended Dec. 31, 2003       27.45%      35.21%      22.81%      23.21%     27.88%
For the year ended Dec. 31, 2004        5.67%      14.46%       7.99%      13.89%     13.31%
For the year ended Dec. 31, 2005        7.86%       8.63%       4.37%      12.24%      4.09%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                    CALVERT VS      CS          CS        FID VIP    FID VIP
                                      SOCIAL      MID-CAP     SM CAP     GRO & INC,  MID CAP,
                                       BAL          GRO         GRO       SERV CL    SERV CL
                                    ---------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                       $0.86       $0.80       $0.63       $0.89      $0.99
At Dec. 31, 2002                       $0.75       $0.56       $0.41       $0.74      $0.89
At Dec. 31, 2003                       $0.88       $0.79       $0.61       $0.90      $1.22
At Dec. 31, 2004                       $0.95       $0.89       $0.67       $0.95      $1.50
At Dec. 31, 2005                       $0.99       $0.94       $0.65       $1.01      $1.76
---------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          56          30         183       1,119      1,326
At Dec. 31, 2002                         125          76         435       2,806      3,251
At Dec. 31, 2003                         312         262         564       5,424      4,845
At Dec. 31, 2004                         512         406         784       6,923      5,928
At Dec. 31, 2005                         730         381         813       7,705      6,656
---------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         $48         $24        $115        $998     $1,315
At Dec. 31, 2002                         $93         $42        $180      $2,067     $2,878
At Dec. 31, 2003                        $276        $208        $344      $4,893     $5,887
At Dec. 31, 2004                        $485        $361        $524      $6,546     $8,907
At Dec. 31, 2005                        $724        $359        $525      $7,764    $11,716
---------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       10.97%         --          --        0.21%        --
For the year ended Dec. 31, 2002        3.94%         --          --        0.83%     0.55%
For the year ended Dec. 31, 2003        2.74%         --          --        0.80%     0.26%
For the year ended Dec. 31, 2004        2.02%         --          --        0.72%        --
For the year ended Dec. 31, 2005        1.77%         --          --        1.35%     1.52%
---------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2002        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2003        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2004        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2005        0.90%       0.90%       0.90%       0.90%      0.90%
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (7.53%)    (16.67%)    (17.11%)    (10.10%)    (4.81%)
For the year ended Dec. 31, 2002      (12.79%)    (30.00%)    (34.92%)    (16.85%)   (10.10%)
For the year ended Dec. 31, 2003       17.33%      41.07%      48.78%      21.62%     37.08%
For the year ended Dec. 31, 2004        7.29%      12.11%       9.88%       4.81%     23.65%
For the year ended Dec. 31, 2005        4.71%       6.02%      (3.55%)      6.57%     17.15%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  37
--------------------------------------------------------------------------------

                                                  FTVIPT      FTVIPT
                                      FID VIP      FRANK       FRANK      FTVIPT     GS VIT
                                     OVERSEAS,   REAL EST,    SM CAP     TEMP FOR    STRUCTD
                                      SERV CL      CL 2      VAL, CL 2   SEC, CL 2  SM CAP EQ
                                     --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                       $0.75       $1.16       $1.22       $0.86      $1.02
At Dec. 31, 2002                       $0.59       $1.17       $1.10       $0.69      $0.86
At Dec. 31, 2003                       $0.84       $1.57       $1.43       $0.90      $1.25
At Dec. 31, 2004                       $0.95       $2.06       $1.76       $1.06      $1.44
At Dec. 31, 2005                       $1.12       $2.31       $1.90       $1.16      $1.51
---------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         222         267         131         262        100
At Dec. 31, 2002                         555         924         423       1,147        317
At Dec. 31, 2003                       1,119       1,305         529       1,870        393
At Dec. 31, 2004                       1,871       1,727         791       2,266        462
At Dec. 31, 2005                       2,223       2,155       1,369       2,781        443
---------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                        $167        $309        $159        $225       $103
At Dec. 31, 2002                        $330      $1,081        $464        $792       $274
At Dec. 31, 2003                        $943      $2,053        $759      $1,692       $491
At Dec. 31, 2004                      $1,774      $3,549      $1,391      $2,409       $665
At Dec. 31, 2005                      $2,484      $4,982      $2,596      $3,227       $671
---------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        0.14%       1.84%       0.14%       1.11%      0.78%
For the year ended Dec. 31, 2002        0.46%       2.50%       0.32%       1.56%      0.41%
For the year ended Dec. 31, 2003        0.52%       2.48%       0.21%       1.70%      0.25%
For the year ended Dec. 31, 2004        0.87%       1.76%       0.17%       1.07%      0.21%
For the year ended Dec. 31, 2005        0.53%       1.36%       0.75%       1.15%      0.25%
---------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2002        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2003        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2004        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2005        0.90%       0.90%       0.90%       0.90%      0.90%
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (21.88%)      7.41%      12.96%     (16.50%)     3.03%
For the year ended Dec. 31, 2002      (21.33%)      0.86%      (9.84%)    (19.77%)   (15.69%)
For the year ended Dec. 31, 2003       42.37%      34.19%      30.00%      30.43%     45.35%
For the year ended Dec. 31, 2004       12.46%      30.62%      22.64%      17.47%     15.28%
For the year ended Dec. 31, 2005       17.91%      12.46%       7.80%       9.18%      5.12%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
38  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                                               JANUS
                                                               ASPEN       JANUS       JANUS
                                      GS VIT       GS VIT      GLOBAL      ASPEN       ASPEN
                                      STRUCTD     MID CAP      TECH,      INTL GRO,   MID CAP
                                      U.S. EQ       VAL         SERV        SERV     GRO, SERV
                                     --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                       $0.83       $1.19       $0.53       $0.71      $0.51
At Dec. 31, 2002                       $0.64       $1.13       $0.31       $0.52      $0.36
At Dec. 31, 2003                       $0.82       $1.43       $0.45       $0.70      $0.49
At Dec. 31, 2004                       $0.94       $1.79       $0.45       $0.82      $0.58
At Dec. 31, 2005                       $0.99       $2.00       $0.49       $1.07      $0.64
---------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         167         468         165         905        373
At Dec. 31, 2002                         418       1,456         310       1,826        563
At Dec. 31, 2003                         675       2,169         472       2,027        708
At Dec. 31, 2004                       1,362       2,817         638       2,058        745
At Dec. 31, 2005                       3,244       3,989         828       2,282        786
---------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                        $138        $558         $87        $644       $191
At Dec. 31, 2002                        $268      $1,641         $96        $957       $205
At Dec. 31, 2003                        $556      $3,110        $211      $1,416       $344
At Dec. 31, 2004                      $1,279      $5,039        $284      $1,691       $432
At Dec. 31, 2005                      $3,214      $7,978        $408      $2,452       $506
---------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        1.15%       1.99%       0.77%       0.78%        --
For the year ended Dec. 31, 2002        0.86%       1.51%         --        0.75%        --
For the year ended Dec. 31, 2003        0.88%       1.08%         --        1.00%        --
For the year ended Dec. 31, 2004        1.56%       0.68%         --        0.87%        --
For the year ended Dec. 31, 2005        1.06%       0.66%         --        1.10%        --
---------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2002        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2003        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2004        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2005        0.90%       0.90%       0.90%       0.90%      0.90%
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (12.63%)     11.21%     (37.65%)    (24.47%)   (40.00%)
For the year ended Dec. 31, 2002      (22.89%)     (5.04%)    (41.51%)    (26.76%)   (29.41%)
For the year ended Dec. 31, 2003       28.13%      26.55%      45.16%      34.62%     36.11%
For the year ended Dec. 31, 2004       13.91%      24.76%      (0.34%)     17.62%     19.40%
For the year ended Dec. 31, 2005        5.56%      11.82%      10.55%      30.76%     11.03%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  39
--------------------------------------------------------------------------------

                                                    MFS                               PUT VT
                                     LAZARD       INV GRO       MFS        PUT VT      INTL
                                     RETIRE       STOCK,      NEW DIS,     HI YIELD,  NEW OPP,
                                     INTL EQ      SERV CL     SERV CL      CL IB      CL IB
                                     --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                       $0.75       $0.71       $0.92       $1.01      $0.66
At Dec. 31, 2002                       $0.66       $0.51       $0.62       $0.99      $0.56
At Dec. 31, 2003                       $0.84       $0.62       $0.82       $1.24      $0.74
At Dec. 31, 2004                       $0.96       $0.67       $0.86       $1.36      $0.83
At Dec. 31, 2005                       $1.05       $0.69       $0.90       $1.39      $0.98
---------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         244         923         659         154        284
At Dec. 31, 2002                         567       1,364       1,465         232        574
At Dec. 31, 2003                       1,077       1,865       1,751         427        775
At Dec. 31, 2004                       1,671       2,093       1,893         556        857
At Dec. 31, 2005                       2,006       2,562       1,711         626        891
---------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                        $182        $656        $605        $155       $186
At Dec. 31, 2002                        $375        $694        $909        $230       $322
At Dec. 31, 2003                        $908      $1,153      $1,436        $530       $573
At Dec. 31, 2004                      $1,605      $1,397      $1,635        $757       $713
At Dec. 31, 2005                      $2,113      $1,767      $1,537        $871       $869
---------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        0.01%       0.02%         --        2.62%        --
For the year ended Dec. 31, 2002        0.08%         --          --        9.40%     0.57%
For the year ended Dec. 31, 2003        0.34%         --          --        7.87%     0.27%
For the year ended Dec. 31, 2004        0.54%         --          --        7.44%     0.94%
For the year ended Dec. 31, 2005        1.02%       0.13%         --        7.95%     0.65%
---------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2002        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2003        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2004        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2005        0.90%       0.90%       0.90%       0.90%      0.90%
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (24.24%)    (25.26%)     (6.12%)      3.06%    (29.03%)
For the year ended Dec. 31, 2002      (12.00%)    (28.17%)    (32.61%)     (1.98%)   (15.15%)
For the year ended Dec. 31, 2003       27.27%      21.57%      32.26%      25.25%     32.14%
For the year ended Dec. 31, 2004       13.95%       8.01%       5.26%       9.55%     12.33%
For the year ended Dec. 31, 2005        9.66%       3.30%       4.09%       2.17%     17.31%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
40  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                      PUT VT      PUT VT
                                     NEW OPP,     VISTA,      RVS VP       RVS VP     RVS VP
                                       CL IA       CL IB        BAL       CASH MGMT  DIV BOND
                                     --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                       $1.26       $0.60       $0.82       $1.02      $1.08
At Dec. 31, 2002                       $0.87       $0.42       $0.71       $1.03      $1.13
At Dec. 31, 2003                       $1.14       $0.55       $0.85       $1.02      $1.17
At Dec. 31, 2004                       $1.25       $0.64       $0.92       $1.02      $1.21
At Dec. 31, 2005                       $1.37       $0.72       $0.95       $1.04      $1.22
---------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      13,900         385         131         532        738
At Dec. 31, 2002                      12,828         690         252         950      1,935
At Dec. 31, 2003                      12,581         722         515       1,081      2,197
At Dec. 31, 2004                      11,509         743      32,215       4,552      7,907
At Dec. 31, 2005                      10,054         789      29,353       4,826      8,613
---------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                     $17,448        $233        $108        $544       $795
At Dec. 31, 2002                     $11,123        $287        $179        $974     $2,181
At Dec. 31, 2003                     $14,347        $396        $436      $1,104     $2,563
At Dec. 31, 2004                     $14,381        $479     $29,642      $4,641     $9,555
At Dec. 31, 2005                     $13,737        $565     $27,817      $5,003    $10,534
---------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --          --        2.56%       2.70%      6.26%
For the year ended Dec. 31, 2002          --          --        2.73%       1.13%      5.13%
For the year ended Dec. 31, 2003          --          --        2.24%       0.51%      3.57%
For the year ended Dec. 31, 2004          --          --        2.02%       0.92%      3.91%
For the year ended Dec. 31, 2005        0.37%         --        2.58%       2.57%      3.71%
---------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2002        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2003        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2004        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2005        0.90%       0.90%       0.90%       0.90%      0.90%
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (30.39%)    (34.78%)    (11.83%)      2.00%      5.88%
For the year ended Dec. 31, 2002      (30.95%)    (30.00%)    (13.41%)      0.98%      4.63%
For the year ended Dec. 31, 2003       31.03%      30.95%      19.72%      (0.97%)     3.54%
For the year ended Dec. 31, 2004        9.58%      17.54%       8.62%      (0.16%)     3.55%
For the year ended Dec. 31, 2005        9.34%      11.15%       2.99%       1.69%      1.21%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  41
--------------------------------------------------------------------------------

                                                             RVS VP                   RVS VP
                                       RVS VP     RVS VP     GLOBAL       RVS VP     HI YIELD
                                    DIV EQ INC   EMER MKTS    BOND          GRO        BOND
                                    ---------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                       $1.03       $0.91       $1.06       $0.61      $0.99
At Dec. 31, 2002                       $0.83       $0.85       $1.21       $0.45      $0.92
At Dec. 31, 2003                       $1.15       $1.18       $1.35       $0.54      $1.14
At Dec. 31, 2004                       $1.35       $1.46       $1.47       $0.58      $1.26
At Dec. 31, 2005                       $1.52       $1.93       $1.39       $0.62      $1.30
---------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         662          14          88         206        373
At Dec. 31, 2002                       1,564          71         221         572        941
At Dec. 31, 2003                       2,517         127         414       1,455      1,704
At Dec. 31, 2004                       5,088         295         748       1,984      2,266
At Dec. 31, 2005                       8,146         815       1,346       3,190      2,900
---------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                        $680         $13         $93        $126       $370
At Dec. 31, 2002                      $1,290         $60        $266        $256       $866
At Dec. 31, 2003                      $2,905        $151        $559        $784     $1,947
At Dec. 31, 2004                      $6,881        $431      $1,102      $1,149     $2,858
At Dec. 31, 2005                     $12,392      $1,576      $1,868      $1,988     $3,771
---------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        1.41%       0.02%       5.83%       --         10.77%
For the year ended Dec. 31, 2002        1.64%         --        4.70%       0.10%      7.68%
For the year ended Dec. 31, 2003        1.60%       1.89%       7.32%       0.21%      7.62%
For the year ended Dec. 31, 2004        1.65%       2.66%       4.09%       0.33%      6.98%
For the year ended Dec. 31, 2005        1.62%       0.21%       3.75%       0.39%      6.44%
---------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2002        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2003        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2004        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2005        0.90%       0.90%       0.90%       0.90%      0.90%
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        0.98%      (2.15%)      0.00%     (31.46%)     3.13%
For the year ended Dec. 31, 2002      (19.42%)     (6.59%)     14.15%     (26.23%)    (7.07%)
For the year ended Dec. 31, 2003       38.55%      38.82%      11.57%      20.00%     23.91%
For the year ended Dec. 31, 2004       17.15%      23.03%       9.04%       7.46%     10.40%
For the year ended Dec. 31, 2005       12.49%      32.60%      (5.85%)      7.64%      3.09%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                                      RVS VP
                                      RVS VP      RVS VP     RVS VP       RVS VP       SHORT
                                     INTL OPP    LG CAP EQ   NEW DIM      S&P 500    DURATION
                                     --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                       $0.54       $0.70       $0.74       $0.83      $1.06
At Dec. 31, 2002                       $0.44       $0.54       $0.58       $0.64      $1.11
At Dec. 31, 2003                       $0.55       $0.69       $0.71       $0.81      $1.12
At Dec. 31, 2004                       $0.64       $0.73       $0.73       $0.89      $1.12
At Dec. 31, 2005                       $0.73       $0.77       $0.73       $0.92      $1.13
---------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          27          20       2,895       1,027        138
At Dec. 31, 2002                         124          38       6,546       2,200        931
At Dec. 31, 2003                         249         290       8,149       3,339      1,139
At Dec. 31, 2004                      20,215      54,272       8,857       4,986      2,469
At Dec. 31, 2005                      19,504      48,497       7,157       6,573      2,686
---------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         $15         $14      $2,151        $857       $146
At Dec. 31, 2002                         $54         $21      $3,764      $1,412     $1,038
At Dec. 31, 2003                        $138        $202      $5,783      $2,718     $1,277
At Dec. 31, 2004                     $13,038     $39,523      $6,433      $4,435     $2,767
At Dec. 31, 2005                     $14,195     $37,163      $5,219      $6,050     $3,030
---------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        1.51%       0.77%       0.34%       1.14%      4.36%
For the year ended Dec. 31, 2002        1.01%       0.55%       0.53%       1.01%      2.91%
For the year ended Dec. 31, 2003        0.95%       0.62%       0.68%       1.20%      2.30%
For the year ended Dec. 31, 2004        1.13%       1.05%       1.05%       1.52%      2.48%
For the year ended Dec. 31, 2005        1.41%       1.11%       0.59%       1.41%      2.90%
---------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2002        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2003        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2004        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2005        0.90%       0.90%       0.90%       0.90%      0.90%
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (28.95%)    (18.60%)    (17.78%)    (13.54%)     3.92%
For the year ended Dec. 31, 2002      (18.52%)    (22.86%)    (21.62%)    (22.89%)     4.72%
For the year ended Dec. 31, 2003       25.00%      27.78%      22.41%      26.56%      0.90%
For the year ended Dec. 31, 2004       16.35%       4.94%       2.35%       9.28%     (0.05%)
For the year ended Dec. 31, 2005       12.85%       5.23%       0.40%       3.47%      0.67%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  43
--------------------------------------------------------------------------------

                                     RVS VP       RVS VP                             WANGER
                                     SM CAP      STRATEGY     ROYCE      THIRD AVE    INTL
                                       ADV         AGGR      MICRO-CAP      VAL      SM CAP
                                     --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                       $0.91       $0.38       $1.30       $1.24      $0.70
At Dec. 31, 2002                       $0.74       $0.26       $1.13       $1.09      $0.60
At Dec. 31, 2003                       $1.09       $0.33       $1.66       $1.54      $0.88
At Dec. 31, 2004                       $1.28       $0.36       $1.88       $1.84      $1.14
At Dec. 31, 2005                       $1.33       $0.39       $2.08       $2.08      $1.37
---------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         115         317         583       1,131        180
At Dec. 31, 2002                         255         480       1,758       2,397        772
At Dec. 31, 2003                         527         660       2,483       3,110      1,557
At Dec. 31, 2004                         852         641       2,826       3,646      2,345
At Dec. 31, 2005                       1,026         579       2,837       3,980      3,190
---------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                        $104        $121        $761      $1,397       $126
At Dec. 31, 2002                        $190        $124      $1,980      $2,621       $462
At Dec. 31, 2003                        $576        $218      $4,133      $4,803     $1,373
At Dec. 31, 2004                      $1,092        $229      $5,307      $6,690     $2,671
At Dec. 31, 2005                      $1,366        $224      $5,893      $8,297     $4,376
---------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          --        0.30%         --        0.15%        --
For the year ended Dec. 31, 2002          --          --          --        0.22%        --
For the year ended Dec. 31, 2003          --          --          --        0.20%      0.24%
For the year ended Dec. 31, 2004          --          --          --        0.54%      0.57%
For the year ended Dec. 31, 2005          --        0.09%       0.56%       1.34%      1.00%
---------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2002        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2003        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2004        0.90%       0.90%       0.90%       0.90%      0.90%
For the year ended Dec. 31, 2005        0.90%       0.90%       0.90%       0.90%      0.90%
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (7.14%)    (34.48%)     28.71%      12.73%    (22.22%)
For the year ended Dec. 31, 2002      (18.68%)    (31.58%)    (13.08%)    (12.10%)   (14.29%)
For the year ended Dec. 31, 2003       47.30%      26.92%      46.90%      41.28%     46.67%
For the year ended Dec. 31, 2004       17.48%       8.43%      12.83%      18.82%     29.10%
For the year ended Dec. 31, 2005        3.89%       8.20%      10.61%      13.60%     20.44%
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
44  IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                           -- 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                      WANGER
                                                                    U.S. SM CO
                                                                    ----------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                                                        $1.15
At Dec. 31, 2002                                                        $0.95
At Dec. 31, 2003                                                        $1.35
At Dec. 31, 2004                                                        $1.58
At Dec. 31, 2005                                                        $1.75
------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                          239
At Dec. 31, 2002                                                        1,133
At Dec. 31, 2003                                                        2,194
At Dec. 31, 2004                                                        3,089
At Dec. 31, 2005                                                        4,102
------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                         $276
At Dec. 31, 2002                                                       $1,078
At Dec. 31, 2003                                                       $2,963
At Dec. 31, 2004                                                       $4,891
At Dec. 31, 2005                                                       $7,161
------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                         0.01%
For the year ended Dec. 31, 2002                                           --
For the year ended Dec. 31, 2003                                           --
For the year ended Dec. 31, 2004                                           --
For the year ended Dec. 31, 2005                                           --
------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                         0.90%
For the year ended Dec. 31, 2002                                         0.90%
For the year ended Dec. 31, 2003                                         0.90%
For the year ended Dec. 31, 2004                                         0.90%
For the year ended Dec. 31, 2005                                         0.90%
------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                         9.52%
For the year ended Dec. 31, 2002                                       (17.39%)
For the year ended Dec. 31, 2003                                        42.11%
For the year ended Dec. 31, 2004                                        17.27%
For the year ended Dec. 31, 2005                                        10.26%
------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.


--------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                                                       -- 2005 ANNUAL REPORT  45
--------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Balance Sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Financial Statements, in 2004 IDS Life Insurance Company of New York adopted the provisions of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

As discussed in Note 1, retained earnings for the beginning of 2003 has been restated to correct the accounting for deferred taxes as of that date.


                                                      /s/ Ernst & Young LLP
                                                      ---------------------
                                                          Ernst & Young LLP

Minneapolis, Minnesota

February 27, 2006

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                               2005            2004
ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $1,345,119; 2004, $1,346,261)             $1,347,418      $1,398,741
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $2,000)                                --           2,082
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $2,297)         168,876         166,218
Policy loans                                                                                            31,274          30,550
Trading securities and other investments                                                                    12              30
------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                              1,547,580       1,597,621

Cash and cash equivalents                                                                               28,241          25,176
Reinsurance recoverables                                                                                36,885          31,006
Amounts due from brokers                                                                                    65               9
Other accounts receivable                                                                                3,486           2,740
Accrued investment income                                                                               16,839          17,630
Deferred policy acquisition costs                                                                      210,284         190,548
Deferred sales inducement costs                                                                          9,562           6,186
Other assets                                                                                             5,685           5,543
Separate account assets                                                                              1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                  $3,813,760      $3,558,129
==============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                                  $1,126,367      $1,137,105
   Variable annuity guarantees                                                                             921           1,565
   Universal life insurance                                                                            187,589         183,305
   Traditional life insurance                                                                           20,973          20,256
   Disability income and long-term care insurance                                                      122,476         110,536
Policy claims and other policyholders' funds                                                             6,796           5,600
Deferred income taxes, net (as restated for 2004, see Note 1)                                           18,776          24,267
Other liabilities                                                                                        8,410          13,000
Separate account liabilities                                                                         1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                              3,447,441       3,177,304
------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000           2,000
   Additional paid-in capital                                                                           49,000          49,000
   Retained earnings (as restated for 2004, see Note 1)                                                314,519         299,846
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                      800          29,979
------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                       366,319         380,825
------------------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholder's equity                                                          $3,813,760      $3,558,129
==============================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                     2005            2004            2003
REVENUES

Premiums:
   Traditional life insurance                                       $   4,397       $   4,072       $   3,825
   Disability income and long-term care insurance                      17,696          17,643          17,873
--------------------------------------------------------------------------------------------------------------
      Total premiums                                                   22,093          21,715          21,698
Net investment income                                                  88,729          86,035          87,117
Contractholder and policyholder charges                                32,756          31,519          29,729
Mortality and expense risk and other fees                              23,369          20,605          14,326
Net realized gain (loss) on investments                                 7,250             575            (338)
--------------------------------------------------------------------------------------------------------------
      Total revenues                                                  174,197         160,449         152,532
--------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                           2,845           2,693           3,812
   Investment contracts and universal life-type insurance               8,931          11,541          11,885
   Disability income and long-term care insurance                       6,009           5,264           3,598
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                            (404)           (556)           (704)
   Disability income and long-term care insurance                       8,064           8,897          10,401
Interest credited to account values                                    51,202          48,403          51,823
Amortization of deferred policy acquisition costs                      16,014          10,489           8,479
Separation costs                                                        3,915              --              --
Other insurance and operating expenses                                 23,180          17,862          17,024
--------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                     119,756         104,593         106,318
--------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change               54,441          55,856          46,214
Income tax provision                                                   17,268          18,113          15,286
--------------------------------------------------------------------------------------------------------------
Income before accounting change                                        37,173          37,743          30,928
Cumulative effect of accounting change, net of tax                         --          (2,725)             --
--------------------------------------------------------------------------------------------------------------
Net income                                                          $  37,173       $  35,018       $  30,928
==============================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                 2005            2004            2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $  37,173       $  35,018       $  30,928
Adjustments to reconcile net income to net cash provided
 by operating activities:
   Cumulative effect of accounting change, net of tax                  --           2,725              --
   Amortization of deferred policy acquisition costs               16,014          10,489           8,479
   Amortization of deferred sales inducement costs                    788             892             633
   Capitalization of deferred policy acquisition costs            (30,570)        (23,802)        (23,927)
   Capitalization of deferred sales inducement costs               (3,791)         (1,752)         (2,213)
   Amortization of premium, net                                     2,545           2,236             808
   Deferred income taxes                                           10,222           4,050           3,870
   Policyholder and contractholder charges, non-cash              (14,565)        (14,266)        (14,352)
   Net realized (gain) loss on investments                         (7,250)           (575)            338
   Net realized gain on trading securities                             --              (1)             --
Change in operating assets and liabilities:
   Trading securities, net                                             18             (29)             --
   Future policy benefits for traditional life, disability
      income and long-term care insurance                          12,657          13,750          14,246
   Policy claims and other policyholder's funds                     1,196             822           2,435
   Policy loans, excluding universal life-type insurance:
      Repayment                                                     2,266           2,494           2,566
      Issuance                                                     (2,792)         (2,554)         (2,230)
   Reinsurance recoverables                                        (5,879)         (6,827)         (4,112)
   Other accounts receivable                                         (746)           (609)           (555)
   Accrued investment income                                          791              25            (707)
   Other assets and liabilities, net                               (3,633)           (702)         (1,857)
----------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                    14,444          21,384          14,350
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                          159,378          92,583         488,168
   Maturities, sinking fund payments and calls                    135,670         128,099         139,530
   Purchases                                                     (287,197)       (278,401)       (718,910)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls              16,701          31,508          24,184
   Purchases                                                      (19,361)        (40,402)        (70,848)
   Change in amounts due to and from brokers, net                     (56)              3             (12)
----------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities           5,135         (66,610)       (137,888)
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and
  universal life-type insurance:
   Considerations received                                         75,403         111,916         141,822
   Interest credited to account values                             51,202          48,403          51,823
   Surrenders and other benefits                                 (120,421)        (81,182)        (61,174)
Universal life-type insurance policy loans:
   Repayment                                                        5,030           4,735           4,484
   Issuance                                                        (5,228)         (5,585)         (3,908)
Cash dividends to IDS Life Insurance Company                      (22,500)        (21,500)        (20,000)
----------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities         (16,514)         56,787         113,047
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                3,065          11,561         (10,491)
Cash and cash equivalents at beginning of year                     25,176          13,615          24,106
----------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                        $  28,241       $  25,176       $  13,615
==========================================================================================================

Supplemental disclosures:
   Income taxes paid                                            $  12,132       $  12,378       $  12,340
   Interest paid on borrowings                                          8              --             108

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                           ADDITIONAL              ACCUMULATED OTHER
                                                                              CAPITAL       PAID-IN      RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL           STOCK        CAPITAL      EARNINGS       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002 as previously reported          $381,855         $2,000       $49,000      $295,714      $35,141
Deferred tax adjustment (Note 1)                               (20,314)                                   (20,314)
                                                              ----------------------------------------------------------------------
Balances at December 31, 2002, as restated                     361,541          2,000        49,000       275,400       35,141
Comprehensive income:
   Net income                                                   30,928                                     30,928
   Change in unrealized holding gains on securities, net        (3,912)                                                 (3,912)
                                                              ---------
   Total comprehensive income                                   27,016
Cash dividends                                                 (20,000)                                   (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003, as restated                     368,557          2,000        49,000       286,328       31,229
Comprehensive income:
   Net income                                                   35,018                                     35,018
   Change in unrealized holding gains on securities, net        (1,250)                                                 (1,250)
                                                              ---------
   Total comprehensive income                                   33,768
Cash dividends                                                 (21,500)                                   (21,500)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004, as restated                     380,825          2,000        49,000       299,846       29,979
Comprehensive income:
   Net income                                                   37,173                                     37,173
   Change in unrealized holding gains on securities, net       (29,179)                                                (29,179)
                                                              ---------
   Total comprehensive income                                    7,994
Cash dividends                                                 (22,500)                                   (22,500)
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                 $366,319         $2,000       $49,000      $314,519      $   800
====================================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). IDS Life of New York serves residents of the State of New York.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life of New York was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life of New York are significant to IDS Life of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a minimum interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income (DI) insurance. Although IDS Life of New York discontinued issuance of long-term care
(LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, most of which are 50% reinsured. In May 2003, IDS Life of New York began outsourcing claims administration on LTC.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $20.3 million adjustment to decrease December 31, 2002 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences, which increased the previously reported balance for deferred income taxes, net and decreased the previously reported balance for retained earnings as of December 31, 2004. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years. Accordingly, this restatement has no effect on the reported results of operations for 2004 and 2003.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

IDS Life of New York has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE

IDS Life of New York reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products insuring a single life. IDS Life of New York began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, IDS Life of New York retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life of New York also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets.

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that death benefits will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life of New York offers contracts containing guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 6.0% at December 31, 2005 grading up to 8.9% over 29 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REVENUES AND EXPENSES

IDS Life of New York's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life of New York that it considered to be a reasonable reflection of separation costs benefiting IDS Life of New York. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life of New York's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life of New York anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life of New York's results of operations and financial condition will not be material.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life of New York is currently evaluating the impact of SOP 05-1 on IDS Life of New York's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life of New York does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The entities considered VIEs under FIN 46 include secured loan trusts (SLTs) for which IDS Life of New York had an 8% ownership interest in each of the two SLT structures. However, IDS Life of New York was not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York liquidated its interests in the SLTs during 2004 and 2005.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------------
                                                                    GROSS        GROSS
                                                    AMORTIZED    UNREALIZED    UNREALIZED          FAIR
(THOUSANDS)                                            COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  706,587      $12,328      $(10,116)      $  708,799
   Mortgage and other asset-backed securities         442,386        3,924        (5,731)         440,579
   Foreign corporate bonds and obligations            165,939        4,457        (2,598)         167,798
   U.S. Government and agencies obligations            17,999           63          (383)          17,679
   Foreign government bonds and obligations             6,212          566            (8)           6,770
   State and municipal obligations                      5,996           --          (203)           5,793
---------------------------------------------------------------------------------------------------------
Total fixed maturities                              1,345,119       21,338       (19,039)       1,347,418
---------------------------------------------------------------------------------------------------------
   Total                                           $1,345,119      $21,338      $(19,039)      $1,347,418
---------------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------------
                                                                   GROSS        GROSS
                                                   AMORTIZED     UNREALIZED   UNREALIZED         FAIR
(THOUSANDS)                                           COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  712,769      $33,335      $(1,686)      $  744,418
   Mortgage and other asset-backed securities         393,336       11,098         (530)         403,904
   Foreign corporate bonds and obligations            169,472       10,939         (549)         179,862
   U.S. Government and agencies obligations            18,447          142          (40)          18,549
   Foreign government bonds and obligations             5,909          503          (43)           6,369
   State and municipal obligations                      5,995           28         (159)           5,864
   Structured investments(a)                           40,333           --         (558)          39,775
---------------------------------------------------------------------------------------------------------
Total fixed maturities                              1,346,261       56,045       (3,565)       1,398,741
Preferred and common stocks                             2,000           82           --            2,082
---------------------------------------------------------------------------------------------------------
   Total                                           $1,348,261      $56,127      $(3,565)      $1,400,823
---------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated collateralized debt obligations and SLTs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% and 89% of IDS Life of New York's total investments, respectively. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $52 million and $63 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                    2005             2004
--------------------------------------------------------------------------------
AAA                                                         36%              32%
AA                                                           6                3
A                                                           24               25
BBB                                                         27               31
Below investment grade                                       7                9
--------------------------------------------------------------------------------
   Total                                                   100%             100%
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 36% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                 FAIR         UNREALIZED        FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE          LOSSES          VALUE       LOSSES        VALUE          LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $342,160      $ (7,529)      $ 58,020      $(2,587)      $400,180      $(10,116)
Mortgage and other asset-backed securities       234,001        (4,409)        37,259       (1,322)       271,260        (5,731)
Foreign corporate bonds and obligations           59,315        (1,450)        25,266       (1,148)        84,581        (2,598)
U.S. Government and agencies obligations          17,194          (383)            --           --         17,194          (383)
Foreign government bonds and obligations             332            (8)            --           --            332            (8)
State and municipal obligations                    4,836          (158)           957          (45)         5,793          (203)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                        $657,838      $(13,937)      $121,502      $(5,102)      $779,340      $(19,039)
--------------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES         VALUE         LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $110,355      $  (815)      $29,451      $  (871)      $139,806      $(1,686)
Mortgage and other asset-backed securities        43,776         (486)        5,607          (44)        49,383         (530)
Foreign corporate bonds                           29,093         (245)       21,196         (304)        50,289         (549)
U.S. Government and agencies obligations           4,944          (40)           --           --          4,944          (40)
Foreign government bonds and obligations              97           (3)          767          (40)           864          (43)
State and municipal obligations                       --           --         3,843         (159)         3,843         (159)
Structured investments                                --           --        17,165         (558)        17,165         (558)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                        $188,265      $(1,589)      $78,029      $(1,976)      $266,294      $(3,565)
--------------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                  12 MONTHS OR MORE                       TOTAL
--------------------------------------------------------------------------------------------------------------------------------
RATIO OF                                          GROSS                             GROSS                              GROSS
FAIR VALUE TO             NUMBER OF             UNREALIZED  NUMBER OF             UNREALIZED  NUMBER OF              UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE   LOSSES   SECURITIES  FAIR VALUE   LOSSES   SECURITIES   FAIR VALUE   LOSSES
--------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   252        $639       $(12)       43          $ 98      $(4)       295          $ 737      $(16)
90% - 95%                     21          16         (1)       10            22       (1)        31             38        (2)
80% - 90%                      2           3         (1)        2             1       --          4              4        (1)
--------------------------------------------------------------------------------------------------------------------------------
   Total                     275        $658       $(14)       55          $121      $(5)       330          $ 779      $(19)
--------------------------------------------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $0.5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95% or above and have been in an unrealized loss position for 12 months or more.

IDS Life of New York monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life of New York's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income, net of tax:

(THOUSANDS)                                                                                  2005         2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $15,053, $818, and $1,742, respectively             $(27,956)      $ 1,519       $(3,235)
Reclassification of realized gains, net of tax of $2,539, $641, and $0, respectively        (4,715)       (1,191)           (1)
DAC, net of tax of $1,813, $487 and $365, respectively                                       3,367          (905)         (676)
DSIC, net of tax of $131, $137, and $0, respectively                                           242          (254)           --
Fixed annuity liabilities, net of tax of $63, $226, and $0, respectively                      (117)         (419)           --
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                          $(29,179)      $(1,250)      $(3,912)
-------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                     AMORTIZED           FAIR
(THOUSANDS)                                            COST              VALUE
--------------------------------------------------------------------------------
Due within 1 year                                    $   18,704       $   18,862
Due after 1 through 5 years                             193,723          195,910
Due after 5 through 10 years                            631,312          630,491
Due after 10 years                                       58,994           61,576
--------------------------------------------------------------------------------
                                                        902,733          906,839
Mortgage and other asset-backed securities              442,386          440,579
--------------------------------------------------------------------------------
Total                                                $1,345,119       $1,347,418
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Sales                                                    $159,378       $ 92,583      $488,168
Maturities, sinking fund payments and calls              $135,670       $128,099      $139,530
Purchases                                                $287,197       $278,401      $718,910
----------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                  2005          2004           2003
--------------------------------------------------------------------------------
Gross realized gains from sales            $ 8,949       $ 2,224       $ 15,397
Gross realized losses from sales           $(1,068)      $  (392)      $ (8,271)
Other-than-temporary impairments           $  (627)      $    --       $ (7,125)
--------------------------------------------------------------------------------

The $0.6 million of other-than-temporary impairments in 2005 primarily relate to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $7.1 million of other-than-temporary impairments in 2003 consisted of $5.9 million related to corporate debt securities and $1.2 million related to IDS Life of New York's interests in a collateralized debt obligations (CDO) securitization trust which was sold in 2005 as discussed below. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life of New York's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life of New York sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.3 million. The carrying value of this retained interest was $17.2 million at December 31, 2004, of which $12.7 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $290 thousand and $293 thousand, respectively were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                                2005            2004
---------------------------------------------------------------------------------
Mortgage loans on real estate                            $171,173       $168,515
Less: allowance for loan losses                            (2,297)        (2,297)
---------------------------------------------------------------------------------
Net mortgage loans                                       $168,876       $166,218
---------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $2.2 million and nil, respectively, with related allowances for mortgage loan losses of $500 thousand and nil, respectively. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $165 thousand and nil, respectively. IDS Life of New York recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                      2005         2004         2003
--------------------------------------------------------------------------------
Balance, beginning of year                      $2,297       $1,498       $1,157
Provision for mortgage loan losses                  --          799          341
--------------------------------------------------------------------------------
Balance, end of year                            $2,297       $2,297       $1,498
--------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                     2005                          2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE     FUNDING       ON BALANCE        FUNDING
REGION                                 SHEET       COMMITMENTS        SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------
East North Central                   $  45,488       $     --      $  42,084       $    --
Mountain                                29,091             --         32,093            --
South Atlantic                          24,677             --         18,637            --
Middle Atlantic                         22,396             --         21,738            --
Pacific                                 22,389             --         20,527            --
New England                             10,178             --         10,496            --
West North Central                       8,537             --         12,728            --
East South Central                       6,717          1,800          6,338            --
West South Central                       1,700          2,800          3,874            --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515            --
Less: allowance for loan losses         (2,297)            --         (2,297)           --
---------------------------------------------------------------------------------------------
   Total                             $ 168,876       $  4,600      $ 166,218       $    --
---------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                      2005                        2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE      FUNDING      ON BALANCE        FUNDING
PROPERTY TYPE                           SHEET      COMMITMENTS       SHEET        COMMITMENTS
---------------------------------------------------------------------------------------------
Department/retail stores             $  51,585       $     --      $  48,035       $     --
Office buildings                        38,261          2,800         42,695             --
Apartments                              33,052          1,800         34,608             --
Industrial buildings                    30,543             --         25,880             --
Medical buildings                        6,552             --          6,799             --
Hotels/motels                            5,338             --          5,516             --
Mixed use                                1,314             --          1,355             --
Other                                    4,528             --          3,627             --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515             --
Less: allowance for loan losses         (2,297)            --         (2,297)            --
---------------------------------------------------------------------------------------------
Total                                $ 168,876       $  4,600      $ 166,218       $     --
---------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Income on fixed maturities                                $74,633        $73,139       $76,491
Income on mortgage loans on real estate                    10,457         10,535         8,830
Trading securities and other investments                    4,468          3,850         3,272
----------------------------------------------------------------------------------------------
                                                           89,558         87,524        88,593
Less: investment expenses                                     829          1,489         1,476
----------------------------------------------------------------------------------------------
   Total                                                  $88,729        $86,035       $87,117
----------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
-----------------------------------------------------------------------------------------------
Fixed maturities                                           $7,254        $ 1,832         $   1
Mortgage loans on real estate                                  (4)        (1,256)         (341)
Trading securities and other investments                       --             (1)            2
-----------------------------------------------------------------------------------------------
   Total                                                   $7,250        $   575         $(338)
-----------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                  2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $ 190,548       $ 178,641       $ 164,234
Impact of SOP 03-1                                                                               --             (14)             --
Capitalization of acquisition costs                                                          30,570          23,802          23,927
Amortization, excluding impact of changes in assumptions                                    (19,314)        (12,689)        (14,979)
Amortization, impact of annual third quarter changes in DAC-related assumptions               3,300           2,200           6,500
Impact of changes in net unrealized securities losses (gains)                                 5,180          (1,392)         (1,041)
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $ 210,284       $ 190,548       $ 178,641
------------------------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                    2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $   6,186       $   5,717       $   4,137
Capitalization of sales inducements                                                           3,791           1,752           2,213
Amortization                                                                                   (788)           (892)           (633)
Impact of changes in net unrealized securities losses (gains)                                   373            (391)             --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $   9,562       $   6,186       $   5,717
------------------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GGU. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers GGU provisions on variable annuities with death benefit provisions. IDS Life of New York has established additional liabilities for these variable annuity death benefits provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                           2005             2004
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium  Total Contract Value                     $  309,173      $   77,607
                                                     Contract Value in Separate Accounts      $  269,427      $   51,031
                                                     Net Amount at Risk*                      $      407      $      733
                                                     Weighted Average Attained Age                    59              58
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset     Total Contract Value                     $1,545,792      $1,621,400
                                                     Contract Value in Separate Accounts      $1,263,467      $1,325,691
                                                     Net Amount at Risk*                      $   47,919      $   73,753
                                                     Weighted Average Attained Age                    60              60
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet   Total Contract Value                     $  120,887      $   66,339
                                                     Contract Value in Separate Accounts      $  109,223      $   56,095
                                                     Net Amount at Risk*                      $       26      $       --
                                                     Weighted Average Attained Age                    59              57
-----------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                            Total Contract Value                     $   32,924      $    3,004
                                                     Contract Value in Separate Accounts      $   30,971      $    1,318
                                                     Net Amount at Risk*                      $       12      $       --
                                                     Weighted Average Attained Age                    56              64
------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                     Total Contract Value                     $       67      $       41
                                                     Contract Value in Separate Accounts      $       67      $       41
                                                     Net Amount at Risk*                      $       --      $       .1
                                                     Weighted Average Attained Age                    47              --
------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and amount of gross up for GGU, and assumes the actuarially remote scenario that all claims become payable on the same day.

-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                                   GMDB & GGU
-------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                 Liability balance at January 1                               $1,565
                                                     Reported claims                                              $  741
                                                     Liability balance at December 31                             $  744
                                                     Incurred claims (reported + change in liability)             $  (80)
------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                $ 5,610        $12,716       $10,056
   Deferred                                                10,222          4,050         3,870
----------------------------------------------------------------------------------------------
Total federal income taxes                                 15,832         16,766        13,926
State income taxes-current                                  1,436          1,347         1,360
----------------------------------------------------------------------------------------------
Income tax provision before accounting change             $17,268        $18,113       $15,286
----------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                           2005            2004           2003
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                 35.0%           35.0%          35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                 (3.4)           (2.3)          (1.7)
   State income taxes, net of federal benefit               1.7             1.6            1.9
   Other, net                                              (1.6)           (1.9)          (2.1)
----------------------------------------------------------------------------------------------
Income tax provision before accounting change              31.7%           32.4%          33.1%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                     2005            2004
-------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                             $42,138        $38,872
   Other investments                                             2,095          9,087
   Other                                                         3,566            212
-------------------------------------------------------------------------------------
Total deferred income tax assets                                47,799         48,171
-------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                            60,668         56,270
   Deferred taxes related to net securities unrealized gains       434         16,145
   Deferred compensation                                           745             --
   Other                                                         4,728             23
-------------------------------------------------------------------------------------
Total deferred income tax liabilities                           66,575         72,438
-------------------------------------------------------------------------------------
Deferred income tax liabilities, net                           $18,776        $24,267
-------------------------------------------------------------------------------------

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life of New York had no balance in the policyholders' surplus account. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life of New York has made distributions of $798 thousand, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life of New York is liquidated. Deferred taxes had not been previously established.

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life of New York's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life of New York has $5.6 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life of New York's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable IDS Life of New York to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, IDS Life of New York will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, IDS Life of New York will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Net unrealized securities gains                           $15,711           $673        $2,107
----------------------------------------------------------------------------------------------
Net income tax benefit                                    $15,711           $673        $2,107
----------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York. IDS Life of New York's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $230.6 million and $225.0 million as of December 31, 2005 and 2004, respectively. Dividends in excess of $23.1 million in 2006 would be subject to the pre-notification requirement..

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Statutory net income                                     $ 29,525       $ 34,718      $ 25,295
Statutory capital and surplus                             232,577        227,022       218,649

IDS Life of New York is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $246.0 million and $238.2 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $39.9 million and $44.1 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $68 thousand in 2005, $47 thousand in 2004, and $30 thousand in 2003.

IDS Life of New York also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $186 thousand, $170 thousand and $145 thousand, respectively.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2005, 2004, and 2003, which are calculated on the basis of commission earnings of the individual financial advisors, were $49 thousand, $148 thousand, and $468 thousand, respectively. Such costs are included in DAC.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $25.2 million, $17.8 million, and $17.6 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $2.9 million and $2.6 million, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $9.0 billion, $8.3 billion and $7.5 billion, respectively, of which $3.6 billion, $2.7 billion and $1.9 billion, was reinsured at the respective year ends. IDS Life of New York also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $8.1 million, $7.3 million and $6.3 million and reinsurance recovered from reinsurers amounted to $2.8 million, $1.8 million and $131 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB provisions, which are considered embedded derivatives. The changes in fair value of the GMWB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded options for GMWB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments, was $177 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                          2005                           2004
------------------------------------------------------------------------------------------------------------------------
                                                              CARRYING           FAIR          CARRYING          FAIR
(THOUSANDS)                                                     VALUE            VALUE           VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $   28,241      $   28,241      $   25,176      $   25,176
Available-for-Sale securities                                  1,347,418       1,347,418       1,400,823       1,400,823
Mortgage loans on real estate, net                               168,876         173,961         166,218         173,426
Policy loans                                                      31,274          31,274          30,550          30,550
Trading securities                                                    12              12              30              30
Separate account assets                                        1,955,133       1,955,133       1,681,670       1,681,670
Derivative financial instruments                                     137             137             137             137

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $1,028,715      $  997,853      $1,039,735      $1,007,390
Separate account liabilities                                   1,686,819       1,620,876       1,448,609       1,396,660
------------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.7 million and $97.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $34.0 million and $37.0 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $268.3 million and $233.1 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $93.6 million and $80.6 million as of December 31, 2005 and 2004, respectively.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and recently completed its audit of IDS Life of New York for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life of New York for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                                2005           2004            2003
-----------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                      $  37,173       $  35,018       $  30,928
Deferred policy acquisition costs                                        (14,557)         (8,660)        (16,185)
Adjustments of future policy benefit liabilities                          (8,970)         (3,933)          5,849
Deferred income tax expense                                                6,205           4,050           3,870
Provision for losses on investments                                         (500)            800             341
Interest maintenance reserves gain/loss transfer and amortization         (3,779)           (453)         (5,343)
Adjustment to separate account reserves                                   12,396           4,221           6,779
Other, net                                                                 1,557           3,675            (944)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                             $  29,525       $  34,718       $  25,295
-----------------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements            $ 366,319       $ 380,825       $ 368,557
Deferred policy acquisition costs                                       (210,284)       (190,548)       (178,641)
Deferred sales inducements                                                (9,562)         (6,186)         (5,716)
Adjustments of future policy benefit liabilities                          40,938          41,458          31,857
Deferred income tax liabilities                                           49,533          58,467          59,129
Asset valuation reserve                                                  (13,423)        (11,133)         (7,349)
Adjustments of separate account liabilities                               73,133          60,737          56,516
Adjustments of investments to amortized cost                              (2,299)        (52,563)        (52,048)
Premiums due, deferred and in advance                                        925           1,063           1,187
Deferred revenue liability                                                 4,242           4,457           4,584
Reserves for mortgage loan losses                                          1,798           2,298           1,498
Non-admitted assets                                                      (27,576)        (28,717)        (33,757)
Interest maintenance reserve                                              (8,953)         (5,459)         (5,007)
Reinsurance ceded reserves                                               (35,042)        (29,025)        (22,084)
Other, net                                                                 2,828           1,348             (77)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                    $ 232,577       $ 227,022       $ 218,649
-----------------------------------------------------------------------------------------------------------------

[LOGO RIVERSOURCE(SM)
           INSURANCE]

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800)541-2251


S-6185 M (5/06)